   As Filed with the Securities and Exchange Commission on February 22, 1999



                                                       REGISTRATION NO. 33-41628
--------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    ------------

                                      FORM N-4



                         POST-EFFECTIVE AMENDMENT NO. 12 TO
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                                        AND

                                AMENDMENT NO. 19 TO
                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                COMPANY ACT OF 1940                         /X/

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                             (Exact Name of Registrant)

                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (Name of Depositor)

                            ONE SUN LIFE EXECUTIVE PARK
                        WELLESLEY HILLS, MASSACHUSETTS 02181
                (Address of Depositor's Principal Executive Offices)

                    DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

                EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND COUNSEL
                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                  ONE COPLEY PLACE
                            BOSTON, MASSACHUSETTS 02116
                      (Name and Address of Agent for Service)

                            COPIES OF COMMUNICATIONS TO:
                                 RUTH EPSTEIN, ESQ.
                                COVINGTON & BURLING
                           1201 PENNSYLVANIA AVENUE, N.W.
                            WASHINGTON, D.C. 20044-7566

--------------------------------------------------------------------------------

/X/ IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 23, 1999 PURSUANT TO PARAGRAPH (a) OF RULE 485.

                                       PART A

                        INFORMATION REQUIRED IN A PROSPECTUS

    Attached hereto and made a part hereof is the Prospectus dated May 1, 1999 for each of the following:

               MFS Regatta Platinum
               MFS Regatta Gold (to be provided by amendment)
               Futurity II

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                                                     MAY 1, 1999

                                    PROFILE

                              MFS REGATTA PLATINUM
                               VARIABLE AND FIXED
                                    ANNUITY

      THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

      1. THE MFS REGATTA PLATINUM ANNUITY

      The MFS Regatta Platinum Annuity is a flexible payment deferred annuity contract ("Contract") designed for use in connection with retirement and deferred compensation plans, some of which may qualify for favorable federal income tax treatment. The Contract is intended to help you achieve your retirement savings or other long-term investment goals.

      The Contract has two phases: an Accumulation Phase and an Income Phase. During the Accumulation Phase you make payments into the Contract; any investment earnings under your Contract accumulate on a tax-deferred basis and are taxed as income only when withdrawn. You determine the length of the Accumulation Phase. During the Income Phase, we make annuity payments in amounts determined in part by the amount of money you have accumulated under your Contract during the Accumulation Phase.

      You may choose among 25 variable investment options and a range of fixed interest options. For a variable investment return you choose one or more Sub-Accounts in our Variable Account, each of which invests in shares of a corresponding series of the MFS/Sun Life Series Trust (collectively, the "Series") listed in Section 4. The value of any portion of your Contract allocated to the Sub-Accounts will fluctuate up or down depending on the performance of the Series you select, and you may experience losses. For a fixed interest rate, you may choose one or more Guarantee Periods offered in our Fixed Account, each of which earns its own Guaranteed Interest Rate if you keep your money in that Guarantee Period for the specified length of time.

      The Contract is designed to meet your need for investment flexibility. At any time you may have amounts allocated among up to 18 of the available variable and fixed options. Until we begin making annuity payments under your Contract, you can, subject to certain limitations, transfer money between options up to 12 times each year without a transfer charge or adverse tax consequences.

      2. ANNUITY PAYMENTS (THE INCOME PHASE)

      Just as you can elect to have your Contract value accumulate on either a variable or fixed basis, or a combination of both, you can elect to receive annuity payments on either a variable or fixed basis or both. If you choose to have any part of your annuity payments come from the Sub-Accounts, the dollar amount of your annuity payments may fluctuate.


      The Contract offers a variety of annuity options. You can select from among the following methods of receiving either variable or fixed annuity payments under your Contract: (1) monthly payments continuing for your lifetime (assuming you are the annuitant); (2) monthly payments for your lifetime, but with payments continuing to your chosen beneficiary for 5, 10, 15 or 20 years if you die before the end of the period you have selected; (3) monthly payments for your lifetime and the life of another person (usually your spouse) you have chosen; and (4) monthly payments for a specified number of years (between 5 and 30), with a cash-out option for variable payments. We may also agree to other annuity options in our discretion.



      Once the Income Phase begins, you cannot change your choice of annuity payment method.


      3. PURCHASING A CONTRACT


      You may purchase a Contract for $10,000 or more, under most circumstances. You may increase the value of your investment by adding $1,000 or more at any time during the Accumulation Phase. We will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance.


      4. ALLOCATION OPTIONS

      You can allocate your money among Sub-Accounts investing in the following Series of the MFS/ Sun Life Series Trust:


Bond Series                           International Growth and Income Series
Capital Appreciation Series           Managed Sectors Series
Capital Opportunities Series          Massachusetts Investors Growth Stock Series
Conservative Growth Series            MFS/Foreign & Colonial Emerging Markets Equity Series
Emerging Growth Series                Money Market Series
Equity Income Series                  New Discovery Series
Global Asset Allocation Series        Research Series
Global Government Series              Research Growth and Income Series
Global Growth Series                  Research International Series
Global Total Return Series            Strategic Income Series
Government Securities Series          Total Return Series
High Yield Series                     Utilities Series
International Growth Series



      Market conditions will determine the value of an investment in any Series. Each series is described in the Prospectus of the MFS/Sun Life Series Trust.


      In addition to these variable options, you may also allocate your money to one or more of the Guarantee Periods we make available. For each Guarantee Period, we offer a Guaranteed Interest Rate for the specified length of time.

      5. EXPENSES

      The charges under the Contracts are as follows:

      During the first 5 years of a Contract, we impose an annual Account Fee equal to the lesser of $35 or 2% of the value of your Contract. After the fifth year, we may change this fee annually, but it will never exceed the lesser of $50 or 2% of the value of your Contract. We also deduct insurance charges (which include an administrative expense charge) equal to 1.40% per year of the average daily value of the Contract allocated among the Sub-Accounts.


      There are no sales charges when you purchase your MFS Regatta Platinum Annuity. However, if you withdraw money from your Contract, we will, with certain exceptions, impose a withdrawal charge. Your Contract allows a "free withdrawal amount," which you may withdraw before you incur the withdrawal charge. The rest of your withdrawal is subject to a withdrawal charge equal to a percentage of each purchase payment you withdraw and is determined in accordance with the table below. The percentage varies according to the number of Contract years the purchase payment has been held in your account, including the year in which you made the payment, but not the year in which you withdraw it.


    NUMBER OF
YEARS IN ACCOUNT      WITHDRAWAL CHARGE
-----------------  -----------------------
            0-1                  6%
            2-3                  5%
            4-5                  4%
              6                  3%
      7 or more                  0%

      If you withdraw, transfer, or annuitize money allocated to a Guarantee Period more than 30 days before the expiration date of the Guarantee Period, the amount will be subject to a Market Value

Adjustment. This adjustment reflects the relationship between the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (rounded to the next higher number of complete years) for Guarantee Periods of one year or more or your entire Guarantee Period for Guarantee Periods of less than one year, and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if your Guaranteed Interest Rate is lower than the rate currently declared, then the adjustment will decrease your Contract value. Conversely, if your Guaranteed Interest Rate is higher than the current rate, the adjustment will increase your Contract value. The Market Value Adjustment will not apply to the withdrawal of interest credited during the current year, or to transfers as part of our dollar cost averaging program.


      In addition to the charges we impose under the Contracts, there are charges (which include management fees and operating expenses) imposed by each Series, which range from % to % of the average net assets of the Series, depending upon which Series you have selected. The investment adviser has agreed to waive or reimburse a portion of expenses for some of the Series; without this agreement, Series expenses could be higher. Some of these arrangements may be terminated after one year, or earlier if the Fund's Board of Directors agrees.


      The following chart is designed to help you understand the expenses you will incur under your Contract, if you invest in one or more of the Sub-Accounts. The column "Total Annual Expenses" shows the sum of the "Total Annual Insurance Charges," as defined just above the chart, and the total expenses for each Series. The next two columns show two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money (1) at the end of one year or (2) at the end of 10 years. For the first year, the Total Annual Expenses are deducted, as well as withdrawal charges. For year 10, the example shows the aggregate of all of the annual expenses deducted for the 10 years, but there is no withdrawal charge.

      "Total Annual Insurance Charges" include the insurance charges of 1.40%, plus an additional 0.10%, which is used to represent the $35 annual Account Fee based on an assumed Contract value of $35,000. The actual impact of the Account Fee may be greater or less than 0.10%, depending upon the value of your Contract.


                                                                                                        EXAMPLES:
                                                    TOTAL ANNUAL     TOTAL ANNUAL       TOTAL         TOTAL EXPENSES
                                                     INSURANCE          SERIES         ANNUAL             AT END
SUB-ACCOUNT                                           CHARGES          EXPENSES       EXPENSES     1 YEAR     10 YEARS
------------------------------------------------  ----------------  ---------------  -----------  ---------  -----------
                                                       1.50%
Bond Series                                       (1.40% + 0.10%)
                                                       1.50%
Capital Appreciation Series                       (1.40% + 0.10%)
                                                       1.50%
Capital Opportunities Series                      (1.40% + 0.10%)
                                                       1.50%
Conservative Growth Series                        (1.40% + 0.10%)
                                                       1.50%
Emerging Growth Series                            (1.40% + 0.10%)
                                                       1.50%
Equity Income Series                              (1.40% + 0.10%)
                                                       1.50%
Global Asset Allocation Series                    (1.40% + 0.10%)
                                                       1.50%
Global Government Series                          (1.40% + 0.10%)
                                                       1.50%
Global Growth Series                              (1.40% + 0.10%)
                                                       1.50%
Global Total Return Series                        (1.40% + 0.10%)
                                                       1.50%
Government Securities Series                      (1.40% + 0.10%)
                                                       1.50%
High Yield Series                                 (1.40% + 0.10%)
                                                       1.50%
International Growth Series                       (1.40% + 0.10%)

                                                                                                        EXAMPLES:
                                                    TOTAL ANNUAL     TOTAL ANNUAL       TOTAL         TOTAL EXPENSES
                                                     INSURANCE          SERIES         ANNUAL             AT END
SUB-ACCOUNT                                           CHARGES          EXPENSES       EXPENSES     1 YEAR     10 YEARS
------------------------------------------------  ----------------  ---------------  -----------  ---------  -----------
                                                       1.50%
International Growth and Income Series            (1.40% + 0.10%)
                                                       1.50%
Managed Sectors Series                            (1.40% + 0.10%)
                                                       1.50%
Massachusetts Investors Growth Stock Series       (1.40% + 0.10%)
                                                       1.50%
MFS/Foreign & Colonial Emerging Markets           (1.40% + 0.10%)
                                                       1.50%
Equity Series                                     (1.40% + 0.10%)
                                                       1.50%
Money Market Series                               (1.40% + 0.10%)
                                                       1.50%
New Discovery Series                              (1.40% + 0.10%)
                                                       1.50%
Research Series                                   (1.40% + 0.10%)
                                                       1.50%
Research Growth and Income Series                 (1.40% + 0.10%)
                                                       1.50%
Research International Series                     (1.40% + 0.10%)
                                                       1.50%
Strategic Income Series                           (1.40% + 0.10%)
                                                       1.50%
Total Return Series                               (1.40% + 0.10%)
                                                       1.50%
Utilities Series                                  (1.40% + 0.10%)


      For more detailed information about Contract fees and expenses, please refer to the fee table and discussion of Contract charges contained in the full Prospectus which accompanies this Profile.

      6. TAXES

      Your earnings are not taxed until you take them out of your Contract. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Annuity payments during the Income Phase are considered in part a return of your original investment. That portion of each payment is not taxable as income, unless your Contract is funded with pre-tax or tax deductible dollars (such as with a pension or IRA contribution), in which case the entire payment will be taxable. In all cases, you should consult with your tax adviser for specific tax information.

      7. ACCESS TO YOUR MONEY


      You can withdraw money from your Contract at any time during the Accumulation Phase. You may withdraw a portion of the value of your Contract in each year without the imposition of the withdrawal charge -- 10% of all payments you have made in the last 7 years, plus any payment we have held for at least 7 years. All other purchase payments you withdraw will be subject to a withdrawal charge ranging from 6% to 0%. You may also be required to pay income tax and possible tax penalties on any money you withdraw.


      We do not assess a withdrawal charge upon annuitization or transfers. In certain circumstances, we will waive the withdrawal charges for a full withdrawal when you are confined to an eligible nursing home. In addition, there may be other circumstances under which we may waive the withdrawal charge.

      In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment.

      8. PERFORMANCE

      If you invest in one or more Sub-Accounts, the value of your Contract will increase or decrease depending upon the investment performance of the Series you choose.

      The following chart shows total returns for investment in the Sub-Accounts where the corresponding Series has at least one full calendar year of operations. The returns reflect all charges and deductions of the Series and Sub-Accounts and deduction of the Annual Account Fee. They do not reflect deduction of any withdrawal charges or premium taxes. These charges, if included, would reduce the performance numbers shown. Past performance is not a guarantee of future results.


                                                                                CALENDAR YEAR
                                           ----------------------------------------------------------------------------------------
 SUB-ACCOUNT                                1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
 ----------------------------------------  -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Bond Series
 Capital Appreciation Series
 Capital Opportunities Series
 Conservative Growth Series
 Emerging Growth Series
 Equity Income Series
 Global Asset Allocation Series
 Global Government Series
 Global Growth Series
 Global Total Return Series
 Government Securities Series
 High Yield Series
 International Growth Series
 International Growth and Income Series
 Managed Sectors Series
 Massachusetts Investors Growth Stock
  Series
 MFS/Foreign & Colonial Emerging Markets
  Equity Series
 Money Market Series
 New Discovery Series
 Research Series
 Research Growth and Income Series
 Research International Series
 Strategic Income Series
 Total Return Series
 Utilities Series


      9. DEATH BENEFIT

      If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. To calculate the death benefit, we use a "Death Benefit Date", which is the earliest date we have both due proof of death and a written request specifying the manner of payment.

      If you were 85 or younger when we issued your Contract, the death benefit is the greatest of:

      (1) the value of the Contract on the Death Benefit Date;

      (2) the amount we would pay in the event of a full surrender of the Contract on the Death Benefit Date;

      (3) the value of the Contract on the most recent 7 year anniversary of the Contract, plus any purchase payments made and adjusted for any partial withdrawals and charges made after that anniversary;

      (4) your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for subsequent purchase payments and partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date; and

      (5) your total Purchase Payments plus interest on Purchase Payments allocated to and transfers to the Variable Account -- while they remain in the Variable Account -- at 5% per year until the first day of the month following your 80th birthday, or until the Purchase Payment or amount transferred has doubled in amount, whichever is earlier; this amount is adjusted for partial withdrawals.

      If you were 86 or older when we issued your Contract, the death benefit is equal to the amount set forth in (2) above, in this Section 9.

      10. OTHER INFORMATION


      FREE LOOK. Depending upon applicable state law, if you cancel your Contract within 10 days after receiving it we will send you the value of your Contract as of the day we received your cancellation request (this may be more or less than the original purchase payment) and we will not deduct a withdrawal charge. However, if applicable state or federal law requires, we will refund the full amount of any purchase payment(s) we receive and the "free look" period may be greater than 10 days.


      NO PROBATE. In most cases, when you die, the beneficiary will receive the death benefit without going through probate. However, avoiding probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.


      WHO SHOULD PURCHASE A CONTRACT? The Contract is designed for those seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to purchasers in high federal and state income tax brackets. You should not buy a Contract if you are looking for a short-term investment or if you cannot risk a decrease in the value of your investment.


      CONFIRMATIONS AND QUARTERLY STATEMENTS. You will receive a confirmation of each transaction within your Contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values during that period.

      ADDITIONAL FEATURES. The MFS Regatta Platinum Annuity offers the following additional convenient features, which you may choose no extra charge.

      Dollar Cost Averaging -- This program lets you invest gradually in up to 12 Sub-Accounts.

      Asset Allocation -- One or more asset allocation programs may be available in connection with the Contract.

      Systematic Withdrawal and Interest Out Program -- These programs allow you to receive quarterly, semi-annual or annual payments during the Accumulation Phase.

      Portfolio Rebalancing Programs -- Under this program, we automatically reallocate your investments in the Sub-Accounts to maintain the proportions you select. You can elect rebalancing on a quarterly, semi-annual or annual basis.

      Secured Future Program -- This program guarantees the return of your Purchase Payment, and also allows you to allocate a portion of your investment to one or more variable investment options.

      11. INQUIRIES

      If you would like more information about buying a Contract, please contact your broker or registered representative. If you have any other questions, please contact us at:

     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     ANNUITY SERVICE MAILING ADDRESS
     C/O RETIREMENT PRODUCTS AND SERVICES
     P.O. BOX 1024
     BOSTON, MASSACHUSETTS 02103
     TEL: TOLL FREE (800) 752-7215
       IN MASSACHUSETTS (617) 348-9600

                                                                      PROSPECTUS
                                                                     MAY 1, 1999

                              MFS REGATTA PLATINUM

      Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.


      You may choose among 25 variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following series of the MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund advised by our affiliate, Massachusetts Financial Services Company:



Bond Series                           International Growth and Income Series
Capital Appreciation Series           Managed Sectors Series
Capital Opportunities Series          Massachusetts Investors Growth Stock Series
Conservative Growth Series            MFS/Foreign & Colonial Emerging Markets Equity Series
Emerging Growth Series                Money Market Series
Equity Income Series                  New Discovery Series
Global Asset Allocation Series        Research Series
Global Government Series              Research Growth and Income Series
Global Growth Series                  Research International Series
Global Total Return Series            Strategic Income Series
Government Securities Series          Total Return Series
High Yield Series                     Utilities Series
International Growth Series


      The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

      THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE SERIES FUND. PLEASE READ THIS PROSPECTUS AND THE SERIES FUND PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE MFS REGATTA PLATINUM ANNUITY AND THE SERIES FUND.

      We have filed a Statement of Additional Information dated May 1, 1999 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page [ ] of this Prospectus. You may obtain a copy without charge by writing to our Annuity Service Mailing Address or by telephoning (800) 752-7215 or (617) 348-9600. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING
ADDRESS:

     ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 1024, BOSTON, MASSACHUSETTS
     02103

                               TABLE OF CONTENTS

                                                                                                               PAGE
Special Terms
Expense Summary
Summary of Contract Expenses
Series Fund Annual Expenses
Examples
Condensed Financial Information
The MFS Regatta Platinum Annuity
Communicating To Us About Your Contract
Sun Life Assurance Company of Canada (U.S.)
The Variable Account
Variable Account Options: The MFS/Sun Life Series Trust
The Fixed Account
The Fixed Account Options: The Guarantee Periods
The Accumulation Phase
    Issuing Your Contract
    Amount and Frequency of Purchase Payments
    Allocation of Net Purchase Payments
    Your Account
    Your Account Value
    Variable Account Value
    Fixed Account Value
    Transfer Privilege
    Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
    Optional Programs
Withdrawals, Withdrawal Charge and Market Value Adjustment
    Cash Withdrawals
    Withdrawal Charge
    Market Value Adjustment
Contract Charges
    Account Fee
    Administrative Expense Charge
    Mortality and Expense Risk Charge
    Premium Taxes
    Series Fund Expenses
    Modification in the Case of Group Contracts
Death Benefit
    Amount of Death Benefit
    Method of Paying Death Benefit
    Non-Qualified Contracts
    Selection and Change of Beneficiary
    Payment of Death Benefit
    Due Proof of Death
The Income Phase -- Annuity Provisions
    Selection of the Annuitant or Co-Annuitant
    Selection of the Annuity Commencement Date
    Annuity Options
    Selection of Annuity Option
    Amount of Annuity Payments
    Exchange of Variable Annuity Units
    Account Fee
    Annuity Payment Rates
    Annuity Options as Method of Payment for Death Benefit

Other Contract Provisions
    Exercise of Contract Rights
    Change of Ownership
    Voting of Series Fund Shares
    Periodic Reports
    Substitution of Securities
    Change in Operation of Variable Account
    Splitting Units
    Modification
    Discontinuance of New Participants
    Reservation of Rights
    Right to Return
Federal Tax Status
    Introduction
    Deductibility of Purchase Payments
    Pre-Distribution Taxation of Contracts
    Distributions and Withdrawals from Non-Qualified Contracts
    Distribution and Withdrawals from Qualified Contracts
    Withholding
    Purchase of Immediate Annuity Contract and Deferred Annuity Contract
    Investment Diversification and Control
    Tax Treatment of the Company and the Variable Account
    Qualified Retirement Plans
    Pension and Profit-Sharing Plans
    Tax-Sheltered Annuities
    Individual Retirement Accounts
    Roth IRAs
Administration of the Contracts
Distribution of the Contracts
Performance Information
Available Information
Incorporation of Certain Documents by Reference
Additional Information About the Company
    Business of the Company
    Selected Financial Data
    Management's Discussion and Analysis of Financial Condition and Results of
    Operations
    Asset/Liability Management and Information About Market Risk
    Sun Life (Canada)
    Reinsurance
    Reserves
    Investments
    Competition
    Employees
    Properties
    State Regulation
Legal Proceedings
Accountants
Financial Statements
Table of Contents of Statement of Additional Information
Appendix A -- Glossary
Appendix B -- Condensed Financial Information-- Accumulation Unit Values
Appendix C -- Withdrawals, Withdrawal Charges and the Market Value Adjustment

                                 SPECIAL TERMS

      Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

                                EXPENSE SUMMARY

      The purpose of the following table is to help you understand the costs and expenses that you will bear directly and indirectly under a Contract WHEN YOU ALLOCATE MONEY TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of each Series of the Series Fund. The table should be considered together with the narrative provided under the heading "Contract Fees" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, we may deduct premium taxes.

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments............................................       $  0
Deferred Sales Load (as a percentage of Purchase Payments withdrawn) (1)
  Number of Account Years Purchase Payment in Account
    0-1............................................................................          6%
    2-3............................................................................          5%
    4-5............................................................................          4%
    6..............................................................................          3%
    7 or more......................................................................          0%
Transfer Fee (2)...................................................................       $  0
ANNUAL ACCOUNT FEE per Contract or Certificate (3)                                        $ 35
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average Variable Account assets)
  Mortality and Expense Risk Charge................................................       1.25%
  Administrative Expense Charge....................................................       0.15%
  Other Fees and Expenses of the Variable Account..................................       0.00%
                                                                                         -----
Total Variable Account Annual Expenses.............................................       1.40%

------------------------


(1) A portion of your Account may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been in your Account for 7 Account Years it may be withdrawn free of the withdrawal charge.


(2) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.


(3) The Annual Account Fee is the lesser of $35 and 2% of your Account Value in Account Years 1 through 5; thereafter, the fee may be changed annually, but it may not exceed the lesser of $50 and 2% of your Account Value.

                        SERIES FUND ANNUAL EXPENSES (1)
                  (AS A PERCENTAGE OF SERIES FUND NET ASSETS)


                                                                             MANAGEMENT       OTHER     TOTAL FUND
                                                                                FEES        EXPENSES     EXPENSES
                                                                            -------------  -----------  -----------
Bond Series...............................................................
Capital Appreciation Series...............................................
Capital Opportunities Series..............................................
Conservative Growth Series................................................
Emerging Growth Series....................................................
Equity Income Series......................................................
Global Asset Allocation Series............................................
Global Governments Series.................................................
Global Growth Series......................................................
Global Total Return Series................................................
Government Securities Series..............................................
High Yield Series.........................................................
International Growth Series...............................................
International Growth and Income Series....................................
Managed Sectors Series....................................................
Massachusetts Investors Growth Stock Series...............................
MFS/Foreign & Colonial Emerging Markets Equity Series.....................
Money Market Series.......................................................
New Discovery Series......................................................
Research Series...........................................................
Research Growth and Income Series.........................................
Research International Series.............................................
Strategic Income Series...................................................
Total Return Series.......................................................
Utilities Series..........................................................


------------------------

(1) The information relating to Series Fund expenses was provided by the Series Fund and we have not independently verified it. You should consult the Series Fund prospectus for more information about Series Fund expenses

                                    EXAMPLES

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                                            ---------  -----------  -----------  -----------
Bond Series...............................................................
Capital Appreciation Series...............................................
Capital Opportunities Series..............................................
Conservative Growth Series................................................
Emerging Growth Series....................................................
Equity Income Series......................................................
Global Asset Allocation Series............................................
Global Governments Series.................................................
Global Growth Series......................................................
Global Total Return Series................................................
Government Securities Series..............................................
High Yield Series.........................................................
International Growth Series...............................................
International Growth and Income Series....................................
Managed Sectors Series....................................................
Massachusetts Investors Growth Stock Series...............................
MFS/Foreign & Colonial Emerging Markets Equity Series.....................
Money Market Series.......................................................
New Discovery Series......................................................
Research Series...........................................................
Research Growth and Income Series.........................................
Research International Series.............................................
Strategic Income Series...................................................
Total Return Series.......................................................
Utilities Series..........................................................


      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                                            ---------  -----------  -----------  -----------
Bond Series...............................................................
Capital Appreciation Series...............................................
Capital Opportunities Series..............................................
Conservative Growth Series................................................
Emerging Growth Series....................................................
Equity Income Series......................................................
Global Asset Allocation Series............................................
Global Governments Series.................................................
Global Growth Series......................................................
Global Total Return Series................................................
Government Securities Series..............................................
High Yield Series.........................................................
International Growth Series...............................................
International Growth and Income Series....................................
Managed Sectors Series....................................................
Massachusetts Investors Growth Stock Series...............................
MFS/Foreign & Colonial Emerging Markets Equity Series.....................
Money Market Series.......................................................
New Discovery Series......................................................
Research Series...........................................................
Research Growth and Income Series.........................................
Research International Series.............................................
Strategic Income Series...................................................
Total Return Series.......................................................
Utilities Series..........................................................


      THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

      Ten-year historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix B.

                        THE MFS REGATTA PLATINUM ANNUITY

      Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the MFS Regatta Platinum Annuity to groups and individuals for use in connection with their retirement plans. The Contracts are available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract. Each individual receives a Certificate that evidences his or her participation under the Group Contract.

      In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all those Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

      The Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make payments based on the amount you have accumulated. The Contract provides tax deferral, so that you do not pay taxes on your earnings under the Contract until you withdraw them. It provides a death benefit if you die during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make payments to you or someone else for life or for another period that you choose.

      You choose these benefits on a variable or fixed basis or a combination of both. When you choose variable investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these options, you assume all investment risk under the Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate, which is 3% per year, compounded annually.

      The Contracts are designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non-Qualified Contracts."

                    COMMUNICATING TO US ABOUT YOUR CONTRACT

      All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Mailing Address set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215 or (617) 348-9600.

      Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at the Annuity Service Mailing Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

      When we specify that notice to us must be in writing, we reserve the right, in our sole discretion, to accept notice in another form.

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 48 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

      We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.

                              THE VARIABLE ACCOUNT

      We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Series of the MFS/Sun Life Series Trust (the "Series Fund"). All amounts allocated to the Variable Account will be used to purchase Series Fund shares as designated by you at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

                           VARIABLE ACCOUNT OPTIONS:
                         THE MFS/SUN LIFE SERIES TRUST

      The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

      The Series Fund is composed of 26 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 26 Series, each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of the 25 Series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

     BOND SERIES will primarily seek as high a level of current income as is believed to be consistent with prudent investment risk; its secondary objective is to seek to protect shareholder capital.

     CAPITAL APPRECIATION SERIES will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.


     CAPITAL OPPORTUNITIES SERIES will seek capital appreciation.

     CONSERVATIVE GROWTH SERIES will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth and a smaller proportion of its assets in securities whose principal characteristic is income production.

     EMERGING GROWTH SERIES will seek to provide long-term growth of capital by investing primarily (i.e. at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies, including companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.

     EQUITY INCOME SERIES will primarily seek reasonable income by investing mainly in income producing securities; its secondary objective is to seek capital appreciation.


     GLOBAL ASSET ALLOCATION SERIES (formerly, World Asset Allocation Series) will seek total return over the long term through investments in foreign and domestic equity and fixed income securities and will also seek to have low volatility of share price (i.e., net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio). The Series may invest up to 70% of its net assets (and expects to invest not more than 50% of its net assets) in lower-rated bonds, commonly known as "junk bonds," which generally involve greater risks, including volatility of price, risk to principal and income, default risks and less liquidity, than securities in the higher rated categories. Before you allocate Purchase Payments or transfer amounts to the Sub-Account investing in shares of the Global Asset Allocation Series, you should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.



     GLOBAL GOVERNMENTS SERIES (formerly, World Governments Series) will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and foreign government securities.



     GLOBAL GROWTH SERIES (formerly, World Growth Series) will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.



     GLOBAL TOTAL RETURN SERIES (formerly, World Total Return Series) will seek total return by investing in securities which will provide above average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income. The Series will invest primarily in global equity and fixed income securities (i.e. those of U.S. and non-U.S. issuers).



     GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.


     HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. The Series may invest up to 100% of its net assets in these securities, which generally involve greater risks, including volatility of price, risk to principal and income, default risks and less liquidity, than securities in the higher rated categories. Before you allocate Purchase Payments or transfer amounts to the Sub-Account investing in shares of the High Yield Series, you should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

     INTERNATIONAL GROWTH SERIES will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies whose principal activities are outside the United States and which are growing at rates expected to be well above the growth rate of the overall United States economy.

     INTERNATIONAL GROWTH AND INCOME SERIES will seek capital appreciation and current income by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers whose principal activities are outside the United States.

     MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.

     MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek to provide long-term growth of capital and future income rather than current income.

     MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers whose principal activities are located in emerging market countries.


     MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months. An investment in this Series is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Series will be able to maintain a stable net asset value of $1.00 per share.


     NEW DISCOVERY SERIES will seek capital appreciation by investing in equity securities of companies of any size which MFS believes offer superior prospects for growth, and in particular, emphasizes companies in the developing stages of their life cycles that offer the potential for accelerated earnings or revenue growth.

     RESEARCH SERIES will seek to provide long-term growth of capital and future income.

     RESEARCH GROWTH AND INCOME SERIES will seek to provide long-term growth of capital, current income and growth of income.

     RESEARCH INTERNATIONAL SERIES will seek capital appreciation by investing in equity securities of companies whose principal activities are located outside the United States, as well as other securities offering an opportunity for capital appreciation.

     STRATEGIC INCOME SERIES will seek to provide high current income by investing in fixed income securities and will seek to take advantage of opportunities to realize significant capital appreciation while maintaining a high level of current income. The Series may invest up to 100% of its net assets in lower rated bonds (commonly known as "junk bonds") that generally involve greater risks, including volatility of price, risk to principal and income, default risks and less liquidity, than those found in higher rated securities. These bonds may be issued by domestic and foreign issuers, as well as by foreign governments, and their political subdivisions. Before you allocate Purchase Payments or transfer amounts to the Sub-Account investing in shares of the Strategic Income Series, you should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

     TOTAL RETURN SERIES will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.


     UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign utility companies.


      The Series Fund pays fees to MFS for its services pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.


      MFS has retained Foreign & Colonial Management Limited ("FCM") and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM"), as sub-advisers to each of the MFS/Foreign & Colonial Emerging Markets Series and the Global Growth Series.


      A more detailed description of the Series Fund, its management, its investment objectives, policies and restrictions and its expenses may be found in the accompanying current prospectus of the Series Fund, and in the Series Fund's Statement of Additional Information, which is available by calling 1-800-752-7215.

      The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Series which is involved in the conflict or substitution of shares of other Series or other mutual funds.

                               THE FIXED ACCOUNT

      The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

      We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality. We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

                           THE FIXED ACCOUNT OPTIONS:
                             THE GUARANTEE PERIODS

      You may elect one or more Guarantee Period(s) from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

      We determine Guaranteed Interest Rates in our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

      We may from time to time in our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals on transfers.

      Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Cash Withdrawals, Withdrawal Charge, and Market Value Adjustment."

                             THE ACCUMULATION PHASE

      During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or die before the Annuity Commencement Date.

ISSUING YOUR CONTRACT

      When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.


      We will credit your initial Purchase Payment to your Account within two business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.


AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS

      The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

ALLOCATION OF NET PURCHASE PAYMENTS

      You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer. At any time, you may have amounts allocated among up to 18 of the available options.


      In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us written notice of the change, on our required form. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.


      Although it is currently not our practice, we may deduct applicable premium or similar taxes from your Purchase Payments. See "Contract Charges -- Premium Taxes." In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

YOUR ACCOUNT

      When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

YOUR ACCOUNT VALUE

      Your Account Value is the sum of the value of the two components of your
Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These two components are calculated separately, as described below.

VARIABLE ACCOUNT VALUE

      VARIABLE ACCUMULATION UNITS

      In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

      VARIABLE ACCUMULATION UNIT VALUE


      The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading (a "Business Day"), at the close of trading, which is currently 4:00 p.m., Eastern Time. The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.



      To measure these values, we use a factor -- which we call the Net Investment Factor-- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing
(1) the net asset value of a Series share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Series during the Valuation Period, by (2) the net asset value per share of the Series share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge. See "Contract Charges."


      For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

      CREDITING AND CANCELING VARIABLE ACCUMULATION UNITS

      When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

FIXED ACCOUNT VALUE

      Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

      CREDITING INTEREST


      We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.


      GUARANTEE AMOUNTS

      Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment.

      RENEWALS

      We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive (1) written notice from you electing a different Guarantee Period from among those we then offer or
(2) instructions to transfer all or some of the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. Each new allocation to a Guarantee Period must be at least $1,000.

      EARLY WITHDRAWALS

      If you withdraw, transfer, or annuitize an allocation to a Guarantee Period before the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

TRANSFER PRIVILEGE

      PERMITTED TRANSFERS

      During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

      -  you may not make more than 12 transfers in any Account Year;

      - the amount transferred from a Sub-Account must be at least $1,000 unless you are transferring your entire balance in that Sub-Account;

      -  your Account Value remaining in a Sub-Account must be at least $1,000;

      - the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for interest credited during the current Account Year;

      - at least 30 days must elapse between transfers to or from Guarantee Periods;

      - transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Series Fund; and

      - we impose additional restrictions on market timers, which are further described below.

      These restrictions do not apply to transfers made under an approved dollar cost averaging program.

      There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

      REQUESTS FOR TRANSFERS

      You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

      If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, it will be effective that day. Otherwise, it will be effective the next Business Day.

      MARKET TIMERS

      The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

      In addition, the Series Fund has reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in MFS' judgment, a Series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Series and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES

      We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

OPTIONAL PROGRAMS

      DOLLAR COST AVERAGING


      Dollar cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.



      Only Purchase Payments may be allocated to a dollar cost averaging program. Previously applied amounts may not be transferred to a dollar cost averaging program.



      No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Series Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar cost averaging program and is subject to the $1,000 minimum.


      The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the variable investment options at set intervals, dollar cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Series Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Series Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

      ASSET ALLOCATION


      One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as stocks, bonds, and short-term cash equivalents -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in declining market.



      Currently, you may select one of three asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. The available models are the conservative asset allocation model, the moderate asset allocation model, and the aggressive asset allocation model. Each model allocates a different percentage of Account Value to Sub-Accounts investing in the various asset classes, with the conservative model allocating the lowest percentage to Sub-Accounts investing in the stock asset class and the aggressive model allocating the highest percentage to the stock asset class. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. Additional programs may be available in the future.



      If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. We may also automatically reallocate your Account Value on a quarterly basis to reflect the current composition of the model you have selected, without further authorization or instruction, until we receive notification that you wish to terminate the program, or choose a different model.


      SYSTEMATIC WITHDRAWAL AND INTEREST OUT PROGRAMS

      If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal or Interest Out Program.

      Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed and/or Variable Account Value and we will effect them automatically. Under the Interest Out Program, we will automatically pay to you or reinvest interest credited for all Guarantee Periods you have chosen. You may change or stop either program at any time, by written notice to us. Withdrawals may be included in income and subject to a 10% federal tax penalty, as well as all charges and any Market Value Adjustment applicable upon withdrawal. You should consult your adviser before choosing these options.

      PORTFOLIO REBALANCING PROGRAM

      Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

      Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

      SECURED FUTURE PROGRAM

      Under this program, we divide your Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

           WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

      REQUESTING A WITHDRAWAL

      At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Service Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to withdraw.

      All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax. See "Federal Tax Status." You should carefully consider these tax consequences before requesting a cash withdrawal.

      FULL WITHDRAWALS

      If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

      A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

      PARTIAL WITHDRAWALS

      If you request a partial withdrawal we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

      You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

      If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

      TIME OF PAYMENT


      We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for following periods:


      - when the New York Stock Exchange is closed except weekends and holidays or when trading on the New York Stock Exchange is restricted;

      - when it is not reasonably practical to dispose of securities held by the Series Fund or to determine the value of the net assets of the Series Fund, because an emergency exists; or

      - when an SEC order permits us to defer payment for the protection of Participants.


We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.


      WITHDRAWAL RESTRICTIONS FOR QUALIFIED PLANS

      If yours is a Qualified Contract, you should carefully check the terms of the plan for limitations and restrictions on cash withdrawals.

      Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Federal Tax Status -- Tax-Sheltered Annuities."

WITHDRAWAL CHARGE

      We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

      FREE WITHDRAWAL AMOUNT


      In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last 7 Account Years, including the current Account Year (the "Annual Withdrawal Allowance"), plus (2) the amount of all Purchase Payments made before the last 7 Account Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in an Account Year is cumulative; that is, it is carried forward and available for use in future years.


      For convenience, we refer to Purchase Payments made during the last 7 Account Years (including the current Account Year) as "New Payments," and all Purchase Payments made before the last 7 Account Years as "Old Payments."


      For example, assume you wish to make a withdrawal from your Contract in Account Year 10. You made an initial Purchase Payment of $10,000 in Account Year 1, you made one additional Purchase Payment of $8,000 in Account Year 8, and you have made no previous withdrawals. Your Account Value in Account Year 10 is $35,000. The free withdrawal amount for Account Year 10 is $19,400, calculated as follows:

      - $800, which is the Annual Withdrawal Allowance for Account Year 10 (10% of the $8,000 Purchase Payment made in Account Year 8, the only New Payment); plus

      - $8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Account Years 1 through 7 and $800 for each of Account Years 8 and 9 that are carried forward and available for use in Account Year 10; plus

      - $10,000, which is the amount of all Old Payments that you have not previously withdrawn.

      WITHDRAWAL CHARGE ON PURCHASE PAYMENTS

      If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

      The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

      ORDER OF WITHDRAWAL

      New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Account Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Account Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Account Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Account Year 10, $2,400 of that amount will be withdrawn from the remainder of the Account Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

      CALCULATION OF WITHDRAWAL CHARGE


      We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the year in which you made the Payment, but not the year in which you withdraw it. The applicable percentages are as follows:


  NUMBER OF
ACCOUNT YEARS     PERCENTAGE
--------------  ---------------
          0-1             6%
          2-3             5%
          4-5             4%
            6             3%
    7 or more             0%

      For example, again using the same facts as in the example above, the percentage applicable to the withdrawals in Account Year 10 of Purchase Payments made in Account Year 8 would be 5%, because the number of Account Years the Purchase Payments have been held in your Account would be two.

      The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

      For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will only apply to Accounts established after the date of the modification.

      For additional examples of how we calculate withdrawal charges, please see Appendix C.

      TYPES OF WITHDRAWALS NOT SUBJECT TO WITHDRAWAL CHARGE

      We do not impose a withdrawal charge on withdrawals from the Accounts of
(a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.


      If approved in your state, we will waive the withdrawal charge for a full withdrawal if (a) at least one year has passed since we issued your Contract and
(b) you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state. An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.



      For Qualified Contracts, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above and any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This applies only to the portion of the required minimum distribution attributable to a Qualified Contract.


      We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

MARKET VALUE ADJUSTMENT

      We will apply a market value adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar cost averaging program.

      We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

      A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

      We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

                                   N/12
                      1 + I
                    ( --------   )      -1
                      1 + J + b

where:

      I is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

      J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer);

      N is the number of complete months remaining in your Guarantee Period; and

      b is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase.

      We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

      For examples of how we calculate the Market Value Adjustment, see Appendix C.

                                CONTRACT CHARGES

ACCOUNT FEE

      Each year during the Accumulation Phase of your Contract we will deduct from your Account an Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. In Account Years 1 through 5, the Account Fee is equal to the lesser of (a) $35 and (b) 2% of your Account Value. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed the lesser of (a) $50 and (b) 2% of your Account Value. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Amount, based on the allocation of your Account Value on your Account Anniversary.

      We will not charge you the Account Fee if:

      (1) your Account has been allocated only to the Fixed Account during the applicable Account Year; or

      (2)  your Account Value is more than $75,000 on your Account Anniversary.

      If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.


      After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any fee from Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE


      We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the Account Fee.


MORTALITY AND EXPENSE RISK CHARGE


      We deduct a mortality and expense charge from the assets of the Variable Account at an effective annual rate equal to 1.25% during both the Accumulation Phase and the Income Phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the contract. The expense risk we assume is the risk that the Account Fee and administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.


PREMIUM TAXES

      Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

      In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

SERIES FUND EXPENSES

      There are fees and charges deducted from each Series of the Series Fund. These fees and expenses are described in the Series Fund's Prospectus and Statement of Additional Information.

MODIFICATION IN THE CASE OF GROUP CONTRACTS

      For Group Contracts, we may modify the Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

                                 DEATH BENEFIT

      If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.


      If you have a Non-Qualified Contract and your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit. In that case, the amount of your death benefit, calculated as described below, will become the Contract's Account Value on the Death Benefit Date. All other provisions, including any withdrawal charges, will continue as if your spouse had purchased the Contract on the original date of coverage.


AMOUNT OF DEATH BENEFIT


      To calculate the amount of your death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of your death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before your death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or Contract continuation, if the Beneficiary is the Owner's spouse. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.


      The amount of the death benefit is determined as of the Death Benefit
Date.

      If you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

      1. Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

      2. The amount we would pay if you had surrendered your entire Account on the Death Benefit Date;

      3. Your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;

      4. Your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date; and

      5. Your total Purchase Payments plus the following interest accruals, adjusted for partial withdrawals; interest will accrue on Purchase Payments allocated to and transfers to the Variable Account while they remain in the Variable Account at 5% per year until the first day of the month following your 80th birthday, or until the Purchase Payment or amount transferred has doubled in amount, whichever is earlier.


      If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above; because this amount will reflect any applicable withdrawal charges and market value adjustment, it may be less than your Account Value.


      In calculating the death benefit amount payable under (3), (4), and (5), any partial withdrawals will reduce the amount by the ratio of the Account Value immediately following the withdrawal to the Account Value immediately before the withdrawal.


      If the death benefit is amount (2), (3), (4), or (5), your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Fund Series Sub-Account (without the application of a Market Value Adjustment). You may then transfer to the Fixed Account if you wish to open a new Guarantee Period.

METHOD OF PAYING DEATH BENEFIT

      The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "Income Phase -- Annuity Provisions."


      During the Accumulation Phase, you may elect the method of payment for the death benefit. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. With respect to a Non-Qualified Contract, if the Beneficiary is the Owner's spouse, the Beneficiary may elect to continue the Non-Qualified Contract. These elections are made by sending us a completed election form, which we will provide. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.


      If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant under the terms of that Annuity Option.

NON-QUALIFIED CONTRACTS


      If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.



      The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.



      If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. In that case, we will not pay a death benefit, and the Account Value will be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse.


      During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

      If the Participant is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

      Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

SELECTION AND CHANGE OF BENEFICIARY

      You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

PAYMENT OF DEATH BENEFIT

      Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

DUE PROOF OF DEATH

      We accept the following as proof of any person's death:

      -  an original certified copy of an official death certificate;

      - an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -  any other proof we find satisfactory.

                     THE INCOME PHASE -- ANNUITY PROVISIONS

      During the Income Phase, we make regular monthly payments to your Annuitant.

      The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option or Options you have selected, and we make the first payment.


      Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Cash Withdrawals, Withdrawal Charge and Market Value Adjustment."


SELECTION OF THE ANNUITANT OR CO-ANNUITANT

      You select the Annuitant in your Application. The Annuitant is the person who receives payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.


      In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase (if both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant). If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.


      When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Annuitant.

SELECTION OF THE ANNUITY COMMENCEMENT DATE


      You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:



      - The earliest possible Annuity Commencement date is the first day of the second month following your Contract Date.



      - The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.


      -  The Annuity Commencement Date must always be the first day of a month.

      You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

      - We must receive your notice at least 30 days before the current Annuity Commencement Date.

      - The new Annuity Commencement Date must be at least 30 days after we receive the notice.

      There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. For example, in most situations, current law requires that the Annuity Commencement Date for a Qualified Contract must be no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

ANNUITY OPTIONS

      We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

      ANNUITY OPTION A -- LIFE ANNUITY

      We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      ANNUITY OPTION B -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


      We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for this purpose will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.


      ANNUITY OPTION C -- JOINT AND SURVIVOR ANNUITY


      We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.


      ANNUITY OPTION D -- MONTHLY PAYMENTS FOR A SPECIFIED PERIOD CERTAIN


      We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum the discounted value of the remaining payments, less any applicable withdrawal charge. The discount rate for a Variable Annuity will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.


SELECTION OF ANNUITY OPTION

      You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

      You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a

Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.


      There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.


      REMEMBER THAT THE ANNUITY OPTIONS MAY NOT BE CHANGED ONCE ANNUITY PAYMENTS BEGIN.


AMOUNT OF ANNUITY PAYMENTS

      ADJUSTED ACCOUNT VALUE

      The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

      - We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed;

      - If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change; and


      - We deduct any applicable premium tax or similar tax if not previously deducted.


      VARIABLE ANNUITY PAYMENTS

      Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

      To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

      If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

      Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      FIXED ANNUITY PAYMENTS

      Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      MINIMUM PAYMENTS

      If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

EXCHANGE OF VARIABLE ANNUITY UNITS


      During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Service Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.


      We permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

ACCOUNT FEE

      During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity Payment. We do not deduct the Account Fee from Fixed Annuity payments.

ANNUITY PAYMENT RATES

      The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (See "Other Contract Provisions -- Modification").

      The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

ANNUITY OPTIONS AS METHOD OF PAYMENT FOR DEATH BENEFIT


      You or your Beneficiary may also select one or more Annuity Options to be used in the event of your death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.


                           OTHER CONTRACT PROVISIONS

EXERCISE OF CONTRACT RIGHTS


      An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Participant before the Annuity Commencement Date, except as the Contract otherwise provides.



      The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Participant prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP


      Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.


      The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the last Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

VOTING OF SERIES FUND SHARES

      We will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Series Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

      Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Series Fund shares for which instructions may be given.

      Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.


      All Series Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Series Fund. We will determine the number of Series Fund shares as to which each such person is entitled to give instructions as of the record date set by the Series Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Series Fund share as of the same date. After the Annuity Commencement Date, the number of Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.


PERIODIC REPORTS


      During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.


      In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

      Upon request, we will provide you with information regarding fixed and variable accumulation values.

SUBSTITUTION OF SECURITIES


      Shares of any or all Series of the Series Fund may not always be available for investment under the Contract. We may add or delete Series or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Series or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved , if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.


CHANGE IN OPERATION OF VARIABLE ACCOUNT


      At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

      We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

      Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

      In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS

      We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

RESERVATION OF RIGHTS


      We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Series, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.


RIGHT TO RETURN


      If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at the Annuity Service Mailing Address on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

      If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.


                               FEDERAL TAX STATUS

INTRODUCTION

      This section describes general federal income tax consequences based upon our understanding of current federal tax laws. Actual federal tax consequences may vary depending on, among other things, the type of retirement plan with which you use a Contract and whether (depending on the site of Contract issuance) Puerto Rico tax law applies. Also, Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could apply retroactively to Contracts that you purchased before the date of enactment. We do not make any guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

DEDUCTIBILITY OF PURCHASE PAYMENTS

      For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible.

PRE-DISTRIBUTION TAXATION OF CONTRACTS

      Generally, an increase in the value of a Contract will not give rise to tax, prior to distribution.


      However, corporate (or other non-natural person) Owners of, and Participants under, a Non-Qualified Contract incur current tax, regardless of distribution, on Contract value increases. Such current taxation does not apply, though, to (i) immediate annuities, which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase, or (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).



      The Internal Revenue Service could assert that Owners or Participants under both Qualified Contracts and Non-Qualified Contracts annually receive a taxable deemed distribution equal to the cost of any life insurance benefit under the Contract.


DISTRIBUTIONS AND WITHDRAWALS FROM NON-QUALIFIED CONTRACTS

      The Account Value will include an amount attributable to Purchase Payments, the return of which is not taxable, and an amount attributable to investment earnings, the return of which is taxable at ordinary income rates. The relative portions of a distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the timing of the distribution.

      Upon withdrawal of less than the entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, the Payee must treat the distribution first as a return of investment earnings. The Payee may treat only distributions in excess of the amount of the Account Value attributable to investment earnings as a return of Purchase Payments. Account Value amounts assigned or pledged as collateral for a loan will be treated as if withdrawn from the Contract.

      If a Payee receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, however, the Payee treats a portion of each payment as a nontaxable return of Purchase Payments. In general, the nontaxable portion of such a payment bears the same ratio to the total payment as the Purchase Payments bear to the Payee's expected return under the Contract. The remainder of the payment constitutes a taxable return of investment earnings. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, all future distributions constitute fully taxable ordinary income. If the Annuitant dies before the Payee recovers the full amount of Purchase Payments, the Payee may deduct an amount equal to unrecovered Purchase Payments.

      Upon the transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse), the Participant must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

      A penalty tax of 10% may apply to taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts. This penalty will not apply in certain circumstances, such as distributions pursuant to the death of the Participant or distributions under an immediate annuity (as defined above), or after age
59 1/2.

DISTRIBUTIONS AND WITHDRAWALS FROM QUALIFIED CONTRACTS

      Generally, distributions from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will, except in certain circumstances, apply to distributions prior to age 59 1/2.

      Distributions from a Qualified Contract are not subject to current taxation, however, if:


      - the distribution is not a hardship distribution or part of a series of payments for life or for a specified period of 10 years or more (an "eligible rollover distribution"), and



      - the Participant or Payee rolls over the distribution (with or without actually receiving the distribution) into a qualified retirement plan eligible to receive the rollover.


WITHHOLDING


      In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only a Payee that is the Participant or his or her spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.


PURCHASE OF IMMEDIATE ANNUITY CONTRACT AND DEFERRED ANNUITY CONTRACT

      You should consider the following information only if you intend to purchase an immediate annuity contract and a deferred annuity contract together. We understand that the Treasury Department might reconsider the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. We believe that any adverse change in the existing tax treatment of such immediate annuity contracts would not apply to contracts issued before the Treasury Department announces the change. However, there can be no assurance that the Treasury Department will not apply any such change retroactively.

INVESTMENT DIVERSIFICATION AND CONTROL

      The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. Contracts that do not meet the guidelines are subject to current taxation on annual increases in value. We believe that each series of the Series Fund complies with these regulations. The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if in fact promulgated, will be retroactive. We will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with any retroactive guidelines.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT


      As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. We will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.


QUALIFIED RETIREMENT PLANS

      You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider, with the guidance of a tax adviser, whether the death benefit payable under the Contract affects the qualified status of their retirement plan.

PENSION AND PROFIT-SHARING PLANS

      Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

TAX-SHELTERED ANNUITIES

      Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

      If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989. It is permissible, however, to withdraw post-1988 salary reduction contributions in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

      Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

INDIVIDUAL RETIREMENT ACCOUNTS


      Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."


ROTH IRAS

      Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

                        ADMINISTRATION OF THE CONTRACTS

      We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS


      We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.



      Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.34% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."


                            PERFORMANCE INFORMATION

      From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include "Average Annual Total Return," "Cumulative Growth Rate" and "Cumulative Compound Growth Rate." The Government Securities Series Sub-Account and the High Yield Series Sub-Account may also advertise "yield." The Money Market Series Sub-Account may advertise "yield" and "effective yield."

      Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Series in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

      Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although they reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

      The performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding series.

      Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the Money Market Series Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Series Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

      The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

      The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Duff and Phelps. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Duff and Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

      We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

                             AVAILABLE INFORMATION

      The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.


      In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661; NEW YORK, NEW YORK -- 7 World Trade Center, 13th Floor, New York, NY 10048. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).


                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

      The Company's Annual Report on Form 10-K for the year ended December 31, 1998 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.


      The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

BUSINESS OF THE COMPANY


      We are engaged in the sale of individual variable life insurance and individual and group fixed and variable annuities. These contracts are sold in both the tax qualified and non-tax qualified markets. These products are distributed through individual insurance agents, insurance brokers and registered broker-dealers.



      We have obtained authorization to do business in 48 states, the District of Columbia and Puerto Rico, and anticipate that we will be authorized to do business in all states except New York. We have formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York. Our other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts that we and our affiliates issue, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Sun Life Financial Services Limited, which provides off-shore administrative services to us and our parent, Sun Life Assurance Company of Canada ("Sun Life (Canada)"), and Sun Life Information Services Ireland Limited, an offshore technology center.



      We are a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). Life Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, in all U.S. states (except New York), and in the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.


SELECTED FINANCIAL DATA

      [to be supplied]

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

      FINANCIAL CONDITION

      [to be supplied]

      RESULTS OF OPERATIONS

      [to be supplied]

      LIQUIDITY

      [to be supplied]

      YEAR 2000 COMPLIANCE

      During the fourth quarter of 1996, the Company began a comprehensive analysis of its information technology ("IT") and non-IT systems, including its hardware, software, data, data feed products, and internal and external supporting services, to address the ability of these systems to correctly process date calculations through the year 2000 and beyond. The Company created a full-time Year 2000 project team in early 1997 to manage this endeavor across the Company. This team, which works with dedicated personnel from all business units and with the legal and audit departments, reports directly to the Company's senior management on a monthly basis. In addition, the Company's Year 2000 project is periodically reviewed by internal and external auditors.

      To date, relevant systems have been identified and their components inventoried, needed resolutions have been documented, timelines and project plans have been developed, remediation and testing are in process, and over 95% of Company applications have been certified as compliant. A small number of remaining tasks will be completed in the first quarter of 1999 to accommodate testing of vendor upgrades that were not available until late 1998. During 1999, all interfaces certified as compliant will be retested and mission critical functions will also be retested.

      In mid-1997, the project team contacted all key vendors to obtain either their certification for the products and services provided or their plan to make those products and services compliant. To date, approximately 90% of these vendors have responded, and the project team is in the process of reviewing these responses. In addition, the project team recently has opened communications with critical business partners, such as third-party administrators, investment property managers, investment mortgage correspondents, and others, with the goal that these partners will continue to be able to support the Company's objective of assuring Year 2000 compliance.

      Non-IT applications will be tested in accordance with the Company's standard Year 2000 test strategy, including building security, HVAC systems, and other such systems. Compliant client server and mainframe environments have been built which allow for testing of critical dates such as December 31, 1999, January 1, 2000, February 28, 2000, February 29, 2000, and March 1, 2000 without impact to current production.

      Although the Company expects all critical systems to be Year 2000 compliant before the end of 1999, there can be no assurance that this result will be completely achieved. Factors giving rise to this uncertainty include possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third-parties whose systems and operations affect the company, and other similar uncertainties. A possible worst-case scenario might include one or more of the Company's significant systems being non-compliant. Such a scenario could result in material disruption to the company's operations. Consequences of such disruptions could include, among other possibilities, the inability to update customers' accounts, process payments and other financial transactions; and report accurate data to management, customers, regulators, and others. Consequences also could include business interruptions or shutdowns, reputational harm, increased scrutiny by regulators, and litigation related to Year 2000 issues. Such potential consequences, depending on their nature and duration, could have a material impact on the Company's results of operations and financial position.

      In order to mitigate the risks to the Company of material adverse operational or financial impacts from failure to achieve planned Year 2000 compliance, the Company has established contingency planning at the business unit and corporate levels. Each business unit has ranked its applications as being of high, medium or low business risk to ensure that the most critical are addressed first. The business units also have developed alternate plans of action where possible, and established dates for the alternate plans to be enacted. On the corporate level, the Company is in the process of enhancing its business continuation plan, by identifying minimum requirements for facilities, computing, staffing, and other factors; and it is developing a plan to support those requirements.

      In 1998, the Company expended, cumulatively, approximately $     million
on its Year 2000 effort, and it expects to incur a further $     million on this
effort in 1999.

      CAUTIONARY STATEMENT

      Statements by the Company in this Prospectus and in other contexts that are not historical fact are forward-looking statements as defined in the Private Securities Litigation Reform Act of 1995. These may include, among others, forward-looking statements relating to Year 2000 compliance, volume growth, market share, and financial goals. These forward-looking statements are subject to certain risks and uncertainties that could cause actual results to differ materially from those anticipated in the forward-looking statements, including but not limited to the following: (1) uncertainties relating to the ability of the Company to identify and address Year 2000 issues successfully and in a timely manner and at costs that are reasonably in line with the Company's estimates, and the ability of the Company's vendors, suppliers, other service providers, and customers to identify and address successfully their own Year 2000 issues in a timely manner; (2) heightened competition, particularly with respect to price, product features, and distribution capability, which could constrain growth and profitability in the Company's businesses; (3) significant changes in interest rates and market conditions; and (4) regulatory and legislative uncertainties and developments.

ASSET/LIABILITY MANAGEMENT AND INFORMATION ABOUT MARKET RISK

      The following discussion about the Company's risk management activities includes "forward-looking statements" that involve risk and uncertainties.

      Assets within the general account are segmented by product or groups of products. This allows the Company to better manage assets relative to liabilities. Asset management for each segment is conducted within the context of any investment policy, reviewed each quarter with business unit managers to ensure that investment policy remains appropriate, taking into account a segment's liability characteristics. The review of investment policy includes cash flow estimates, liquidity requirements and targets for asset mix, duration and quality.

      Market risks associated with investment portfolios supporting products that are funded by separate accounts where results are not guaranteed and where the policyholder assumes the risks are not included in this discussion.

      All of the Company's fixed interest investments are held for other than trading purposes and generally fixed interest rate liabilities are supported by well diversified portfolios of fixed interest investments including publicly issued and privately placed bonds and commercial mortgage loans. Public bonds can include Treasuries, corporates, money market instruments, and mortgage backed securities. Credit risk is managed by the Company's underwriting standards which have resulted in high average quality portfolios. For example, the Company does not purchase below investment grade securities. Also, as a result of investment policy, there is no foreign currency, commodity or equity price risk exposure in the portfolios. However, changes in the level of domestic interest rates will impact the market value of fixed interest assets and liabilities. The management of interest rate risk exposure and immunization strategies are discussed below.

      Immunization strategies which minimize the loss from wide fluctuations in interest rates are deployed in segments where the bulk of the liabilities arise from the sale of products containing interest rate guarantees for certain terms. These strategies are supported by investment and asset liability analytical software acquired from outside vendors. The significant features of the immunization framework include: an economic or market value basis for both assets and liabilities; an option pricing methodology; the use of effective duration and convexity to measure price sensitivity; the use of key rate durations ("KRDs") to capture interest rate exposure to different parts of the yield curve and manage non-parallel curve movements; and active portfolio management, including the use of derivatives (e.g. interest rate swaps) for portfolio restructuring.

      An Interest Rate Risk Committee meets monthly and after reviewing the duration reports for various portfolios, market conditions and forecasts, the committee develops asset management strategies for interest sensitive portfolios. These strategies may involve managing assets to small intentional mismatches, either at the total effective duration level or at certain KRDs but, in any event, the overall duration gap between interest sensitive assets and liabilities is managed within a tolerance range of +/ -0.25 effective duration.

      The estimates presented here are from computer model simulations which, because they are predictions about the future, contain a certain degree of uncertainty. For example, there are algorithms for assumptions about policyholder behavior and asset cash flows and consequently estimates of duration and market values which may or may not represent what actually will occur. Also there is no provision in the estimates to incorporate any management decisions which might be taken to mitigate against adverse results. The company is sufficiently comfortable with its interest rate risk management process to feel the exposure to interest rate changes will not materially affect the near-term financial position, results of operations or cash flows of the Company.

      The Company's fixed interest investments had an aggregate fair value at December 31, 1998 of $_______ million. A portion of the Company's general account liabilities of $________ million are categorized as financial instruments. The portion of the liabilities so categorized had a carrying value of $________ million and a fair value of $_______ million at December 31, 1998. Using modeling and analytical software, the Company performed sensitivity analysis of its financial instruments at December 31, 1998. Assuming an immediate increase of 100 basis points in interest rates, the net hypothetical decrease in the fair value of the Company's assets is estimated to be $_______ million. A corresponding decrease in the fair value of the liabilities categorized as financial instruments is estimated to be $_____ million at December 31, 1998.

SUN LIFE (CANADA)

      On January 27, 1998, the Company's ultimate parent, Sun Life (Canada), announced that its Board of Directors had requested management to develop a plan to convert from a mutual life insurance company into a publicly traded stock company through demutualization. Management has put in place a full time task force which, together with a worldwide team of actuarial, financial, and legal advisers, has been working on a plan. It is expected that the Board of Directors will decide in the first half of 1999 whether to proceed with demutualization. Demutualization would require regulatory approval and approval by policyholders of Sun Life (Canada). Based on information known to date, the potential demutualization of Sun Life (Canada) is not expected to have any significant impact on the Company.

REINSURANCE

      The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1998 had the effect of decreasing net income from operations by $__________.

      Effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) under which certain individual life insurance contracts issued by Sun Life (Canada) were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) which provides that Sun Life (Canada) will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $_________ for the year ended December 31, 1998.

      The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed.

      The Company has also executed reinsurance agreements with unaffiliated companies. These agreements provide reinsurance of certain individual life insurance contracts on a modified coinsurance basis under which all deficiency reserves are ceded; as well as reinsurance for variable universal life on a yearly renewable term basis for which the Company has a maximum retention of $2,000,000.

RESERVES

      In accordance with the life insurance laws and regulations under which the Company operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements, these reserves are determined in accordance with statutory regulations.

INVESTMENTS

      Of the Company's total assets of $__ billion at December 31, 1998, ____% ($____ billion) consisted of unitized and non-unitized separate account assets, ____% ($____ billion) was invested in bonds and similar securities, ____% ($____ million) was invested in mortgages, ___% ($_____ million) was invested in subsidiaries, ___ % ($____ million) was invested in real estate, and the remaining ___ % ($___ billion) was invested in cash and other assets.

COMPETITION


      The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to the most recent Best's Review, Life-Health Edition, as of December 31, 1997 the Company ranked 37th among all life insurance companies in the United States based upon total assets. Its ultimate parent company, Sun Life (Canada), ranked 21st.


EMPLOYEES


      The Company and Sun Life (Canada) have entered into a Service Agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of December 31, 1998, the Company had 426 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and at its Retirement Products and Services Division in Boston, Massachusetts.


PROPERTIES

      The Company occupies office space owned by it and leased to Sun Life (Canada), and certain unrelated parties for lease terms not exceeding five years.

STATE REGULATION

      The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

      The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

      In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

      Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

      Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

      There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS

      The financial statements of the Variable Account for the year ended December 31, 1998 included in the Statement of Additional Information and the statutory financial statements of the Company for the years ended December 31, 1998, 1997 and 1996 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

      The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.

      The financial statements of the Variable Account for the year ended December 31, 1998 are included in the Statement of Additional Information.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data -- Average Annual Total Return.......................
Non-Standardized Investment Performance..............................................
Advertising and Sales Literature.....................................................
Calculations.........................................................................
  Example of Variable Accumulation Unit Value Calculation............................
  Example of Variable Annuity Unit Calculation.......................................
  Example of Variable Annuity Payment Calculation....................................
  Calculation of Annuity Unit Values.................................................
Distribution of the Contracts........................................................
Designation and Change of Beneficiary................................................
Custodian............................................................................
Financial Statements.................................................................

      This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1999 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (617) 348-9600 or (800) 752-7215.

--------------------------------------------------------------------------------

To:    Sun Life Assurance Company of Canada (U.S.)
     Annuity Service Mailing Address:
     c/o Retirement Products and Services
     P.O. Box 1024
     Boston, Massachusetts 02103

Please send me a Statement of Additional Information for MFS Regatta Platinum Variable and Fixed Annuity
     Sun Life of Canada (U.S.) Variable Account F.

Name
--------------------------------------------------------------

Address
--------------------------------------------------------------

       -------------------------------------------------------------------------

City
------------------------------------  State
--------------  Zip
-------

Telephone
----------------------------------------------------------------

                                   APPENDIX A
                                    GLOSSARY

      The following terms as used in this Prospectus have the indicated meanings:

      ACCOUNT OR PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

      ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

      ACCOUNT YEAR AND ACCOUNT ANNIVERSARY: Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.

      ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.


      ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the new Annuitant will be the Co-Annuitant, if any. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date.


      *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.


      *ANNUITY OPTION: The method you choose for making annuity payments.



      ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.



      APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.


      *BENEFICIARY: Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who, in the event of the Participant's death, is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.

      BUSINESS DAY: Any day the New York Stock Exchange is open for trading.

      CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

      COMPANY: Sun Life Assurance Company of Canada (U.S.).

      CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.


      DEATH BENEFIT DATE: If you have elected a death benefit payment option before your death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's

* You specify these items on the Contract Specifications page or Certificate Specifications page, and may change them, as we describe in this Prospectus.

election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

      DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

      FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

      FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

      FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

      GROUP CONTRACT: A Contract issued by the Company on a group basis.

      GUARANTEE AMOUNT: Any portion of your Account Value allocated to a particular Guarantee Period (including interest earned thereon).

      GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

      GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

      INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

      INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

      NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

      OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k),
Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

      PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.

      PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant.

      PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

      QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

      SERIES FUND: MFS/Sun Life Series Trust.

      SEVEN-YEAR ANNIVERSARY: The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Account Anniversaries.


      SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series of the Series Fund.

      VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

      VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

      VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

      VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

      VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

                                   APPENDIX B
           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES



                           [TO BE FILED BY AMENDMENT]

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)
WITHDRAWAL CHARGE CALCULATION:
FULL WITHDRAWAL:

      Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

                            HYPOTHETICAL     FREE          NEW        WITHDRAWAL     WITHDRAWAL
               ACCOUNT        ACCOUNT     WITHDRAWAL    PAYMENTS        CHARGE         CHARGE
                YEAR           VALUE        AMOUNT      WITHDRAWN     PERCENTAGE       AMOUNT
           ---------------  ------------  -----------  -----------  ---------------  -----------
      (a)             1      $   41,000    $   4,000    $  37,000          6.00%      $   2,220
      (b)             3      $   52,000    $  12,000    $  40,000          5.00%      $   2,000
      (c)             7      $   80,000    $  28,000    $  40,000          3.00%      $   1,200
      (d)             9      $   98,000    $  68,000            0          0.00%              0

(a) The free withdrawal amount in any Account Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last seven Account Years ("New Payments")); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last seven Account Years ("Old Payments") not previously withdrawn. In Account Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge.

(b) In Account Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Account Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Account Year 1.

(c) In Account Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Account Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Account Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.

(d) In Account Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Account Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Account Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Account Years 1 through 7 are carried forward and available for use in Account Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

PARTIAL WITHDRAWAL:

      Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Account Year, and there are a series of three partial withdrawals made during the fifth Account Year of $9,000, $12,000, and $15,000.

           HYPOTHETICAL    PARTIAL       FREE          NEW        WITHDRAWAL      WITHDRAWAL
             ACCOUNT     WITHDRAWAL   WITHDRAWAL    PAYMENTS        CHARGE          CHARGE
              VALUE        AMOUNT       AMOUNT      WITHDRAWN     PERCENTAGE        AMOUNT
           ------------  -----------  -----------  -----------  ---------------  -------------
      (a)   $   64,000    $   9,000    $  20,000    $       0          4.00%       $       0
      (b)   $   56,000    $  12,000    $  11,000    $   1,000          4.00%       $      40
      (c)   $   40,000    $  15,000    $       0    $  15,000          4.00%       $     600

(a) In the fifth Account Year, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of the Account Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.

(b) Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.

(c) The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.

PART 2 -- FIXED ACCOUNT -- EXAMPLES OF THE MARKET VALUE ADJUSTMENT ("MVA")

      The MVA Factor is:

                                   N/12
                        1 + I
                    (  --------  )      -1
                      1 + J + b

      These examples assume the following:

        1) the Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

        2)  the date of surrender is two years from the Expiration Date (N =
    24).

        3) the value of the Guarantee Amount on the date of surrender is $11,910.16.

        4)  the interest earned in the current Account Year is $674.16.

        5) no transfers or partial withdrawals affecting this Guarantee Amount have been made.

        6) withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

                                      N/12
                           1 + I
    The MVA factor =   (  --------  )       -1
                         1 + J + b

                                           24/12
                             1 + .06
                   =   (     ------      )       -1
                             1 + .08
                   =   (.981)(2) -1

                   =   .963 -1

                   = - .037

      The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA

                  ($11,910.16 - $674.16) X (-.037) = -$415.73

      -$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

                                      N/12
                           1 + I
    The MVA factor =   (  --------  )       -1
                         1 + J + b

                                           24/12
                             1 + .06
                   =   (     ------      )       -1
                             1 + .05
                   =   (1.010)(2) -1

                   =   1.019 -1

                   = - .019

      The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA

                    ($11,910.16 - $674.16) X .019 = $213.48

      $213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

      $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                               SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                               ANNUITY SERVICE MAILING ADDRESS:
                               C/O RETIREMENT PRODUCTS AND SERVICES
                               P.O. BOX 1024
                               BOSTON, MASSACHUSETTS 02103

                               TELEPHONE:
                               Toll Free (800) 752-7215
                               In Massachusetts (617) 348-9600

                               GENERAL DISTRIBUTOR
                               Clarendon Insurance Agency, Inc.
                               One Sun Life Executive Park
                               Wellesley Hills, Massachusetts 02481

                               AUDITORS
                               Deloitte Touche LLP
                               125 Summer Street
                               Boston, Massachusetts 02110

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                                                     MAY 1, 1999


                                    PROFILE



                                  FUTURITY II
                               VARIABLE AND FIXED
                                    ANNUITY


      THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


      1. THE FUTURITY II ANNUITY



      The Futurity II Annuity is a flexible payment deferred annuity contract ("Contract") designed for use in connection with retirement and deferred compensation plans, some of which may qualify for favorable federal income tax treatment. The Contract is intended to help you achieve your retirement savings or other long-term investment goals.


      The Contract has two phases: an Accumulation Phase and an Income Phase. During the Accumulation Phase you make payments into the Contract; any investment earnings under your Contract accumulate on a tax-deferred basis and are taxed as income only when withdrawn. You determine the length of the Accumulation Phase. During the Income Phase, we make annuity payments in amounts determined in part by the amount of money you have accumulated under your Contract during the Accumulation Phase.


      You may choose among 32 variable investment options and a range of fixed interest options. For a variable investment return you choose one or more Sub-Accounts in our Variable Account, each of which invests in shares of a corresponding mutual fund or series thereof (collectively, the "Funds") listed in Section 4. The value of any portion of your Contract allocated to the Sub-Accounts will fluctuate up or down depending on the performance of the Funds you select, and you may experience losses. For a fixed interest rate, you may choose one or more Guarantee Periods offered in our Fixed Account, each of which earns its own Guaranteed Interest Rate if you keep your money in that Guarantee Period for the specified length of time.


      The Contract is designed to meet your need for investment flexibility. At any time you may have amounts allocated among up to 18 of the available variable and fixed options. Until we begin making annuity payments under your Contract, you can, subject to certain limitations, transfer money between options up to 12 times each year without a transfer charge or adverse tax consequences.

      2. ANNUITY PAYMENTS (THE INCOME PHASE)

      Just as you can elect to have your Contract value accumulate on either a variable or fixed basis, or a combination of both, you can elect to receive annuity payments on either a variable or fixed basis or both. If you choose to have any part of your annuity payments come from the Sub-Accounts, the dollar amount of your annuity payments may fluctuate.


      The Contract offers a variety of annuity options. You can select from among the following methods of receiving either variable or fixed annuity payments under your Contract: (1) monthly payments continuing for your lifetime (assuming you are the annuitant); (2) monthly payments for your lifetime, but with payments continuing to your chosen beneficiary for 5, 10, 15 or 20 years if you die before the end of the period you have selected; (3) monthly payments for your lifetime and the life of another person (usually your spouse) you have chosen; and (4) monthly payments for a specified number of years (between 5 and 30), with a cash-out option for variable payments. We may also agree to other annuity options in our discretion.



      Once the Income Phase begins, you cannot change your choice of annuity payment method.


      3. PURCHASING A CONTRACT


      You may purchase a Contract for $10,000 or more, under most circumstances. You may increase the value of your investment by adding $1,000 or more at any time during the Accumulation Phase. We will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance.


      4. ALLOCATION OPTIONS


      You can allocate your money among Sub-Accounts investing in the following
Funds:

AIM VARIABLE INSURANCE FUNDS, INC.                   MFS/SUN LIFE SERIES TRUST
 V.I. Capital Appreciation Fund                      Capital Appreciation Series
 V.I. Growth Fund                                    Emerging Growth Series
 V.I. Growth and Income Fund                         Government Securities Series
 V.I. International Equity Fund                      High Yield Series
                                                     Utilities Series
THE ALGER AMERICAN FUND
 Growth Portfolio                                    OCC ACCUMULATION TRUST
 Income and Growth Portfolio                         Equity Portfolio
 Small Capitalization Portfolio                      Managed Portfolio
                                                     Mid Cap Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST               Small Cap Portfolio
 CORE Large Cap Growth Fund
 CORE Small Cap Equity Fund                          SUN CAPITAL ADVISERS TRUST
 CORE U.S. Equity Fund                               Sun Capital Investment Grade Bond Fund
 Growth and Income Fund                              Sun Capital Money Market Fund
 International Equity Fund                           Sun Capital Real Estate Fund

J.P. MORGAN SERIES TRUST II                          WARBURG PINCUS TRUST
 Equity Portfolio                                    Emerging Markets Portfolio
 International Opportunities Portfolio               International Equity Portfolio
 Small Company Portfolio                             Post-Venture Capital Portfolio
                                                     Small Company Growth Portfolio
LORD ABBETT SERIES FUND, INC.
 Growth and Income Portfolio



      Market conditions will determine the value of an investment in any Fund. Each Fund is described in the relevant Fund Prospectus.


      In addition to these variable options, you may also allocate your money to one or more of the Guarantee Periods we make available. For each Guarantee Period, we offer a Guaranteed Interest Rate for the specified length of time.

      5. EXPENSES

      The charges under the Contracts are as follows:

      During the first 5 years of a Contract, we impose an annual Account Fee equal to the lesser of $35 or 2% of the value of your Contract. After the fifth year, we may change this fee annually, but it will never exceed the lesser of $50 or 2% of the value of your Contract. We also deduct insurance charges (which include an administrative expense charge) equal to 1.40% per year of the average daily value of the Contract allocated among the Sub-Accounts.


      There are no sales charges when you purchase your Futurity II Annuity. However, if you withdraw money from your Contract, we will, with certain exceptions, impose a withdrawal charge. Your Contract allows a "free withdrawal amount," which you may withdraw before you incur the withdrawal charge. The rest of your withdrawal is subject to a withdrawal charge equal to a percentage of each purchase payment you withdraw and is determined in accordance with the table below. The percentage varies according to the number of Contract years the purchase payment has been held in your account, including the year in which you made the Payment, but not the year in which you withdrew it.


    NUMBER OF
YEARS IN ACCOUNT      WITHDRAWAL CHARGE
-----------------  -----------------------
            0-1                  6%
            2-3                  5%
            4-5                  4%
              6                  3%
      7 or more                  0%

      If you withdraw, transfer, or annuitize money allocated to a Guarantee Period more than 30 days before the expiration date of the Guarantee Period, the amount will be subject to a Market Value Adjustment. This adjustment reflects the relationship between the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (rounded to the next higher number of complete years) for Guarantee Periods of one year or more or your entire Guarantee Period for Guarantee Periods of less than one year, and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if your Guaranteed Interest Rate is lower than the rate currently declared, then the adjustment will decrease your Contract value. Conversely, if your Guaranteed Interest Rate is higher than the current rate, the adjustment will increase your Contract value. The Market Value Adjustment will not apply to the withdrawal of interest credited during the current year, or to transfers as part of our dollar cost averaging program.


      In addition to the charges we impose under the Contracts, there are charges (which include management fees and operating expenses) imposed by each
Fund, which range from     % to     % of the average net assets of the Fund,
depending upon which Fund you have selected. The investment advisers to some of the Funds have agreed to waive or reimburse a portion of Fund expenses; without this agreement, Fund expenses could be higher. Some of these arrangements may be terminated at any time.



      The following chart is designed to help you understand the expenses you will incur under your Contract, if you invest in one or more of the Sub-Accounts. The column "Total Annual Expenses" shows the sum of the "Total Annual Insurance Charges," as defined just above the chart, and the total expenses for each Fund. The next two columns show two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money (1) at the end of one year or (2) at the end of 10 years. For the first year, the Total Annual Expenses are deducted, as well as withdrawal charges. For year 10, the example shows the aggregate of all of the annual expenses deducted for the 10 years, but there is no withdrawal charge.


      "Total Annual Insurance Charges" include the insurance charges of 1.40%, plus an additional 0.10%, which is used to represent the $35 annual Account Fee based on an assumed Contract value of $35,000. The actual impact of the Account Fee may be greater or less than 0.10%, depending upon the value of your Contract.


                                                                                                        EXAMPLES:
                                                    TOTAL ANNUAL     TOTAL ANNUAL       TOTAL         TOTAL EXPENSES
                                                     INSURANCE          SERIES         ANNUAL             AT END
SUB-ACCOUNT                                           CHARGES          EXPENSES       EXPENSES     1 YEAR     10 YEARS
------------------------------------------------  ----------------  ---------------  -----------  ---------  -----------
                                                       1.50%
AIM V.I. Capital Appreciation Fund                (1.40% + 0.10%)
                                                       1.50%
AIM V.I. Growth Fund                              (1.40% + 0.10%)
                                                       1.50%
AIM V.I. Growth and Income Fund                   (1.40% + 0.10%)
                                                       1.50%
AIM V.I. International Equity Fund                (1.40% + 0.10%)
                                                       1.50%
Alger American Growth Portfolio                   (1.40% + 0.10%)
                                                       1.50%
Alger American Income and Growth Portfolio        (1.40% + 0.10%)

                                                                                                        EXAMPLES:
                                                    TOTAL ANNUAL     TOTAL ANNUAL       TOTAL         TOTAL EXPENSES
                                                     INSURANCE          SERIES         ANNUAL             AT END
SUB-ACCOUNT                                           CHARGES          EXPENSES       EXPENSES     1 YEAR     10 YEARS
------------------------------------------------  ----------------  ---------------  -----------  ---------  -----------
                                                       1.50%
Alger American Small Capitalization Portfolio     (1.40% + 0.10%)
                                                       1.50%
Goldman Sachs VIT CORE Large Cap Growth Fund      (1.40% + 0.10%)
                                                       1.50%
Goldman Sachs VIT CORE Small Cap Equity Fund      (1.40% + 0.10%)
                                                       1.50%
Goldman Sachs VIT CORE U.S. Equity Fund           (1.40% + 0.10%)
                                                       1.50%
Goldman Sachs VIT Growth and Income Fund          (1.40% + 0.10%)
                                                       1.50%
Goldman Sachs VIT International Equity Fund       (1.40% + 0.10%)
                                                       1.50%
J.P. Morgan Equity Portfolio                      (1.40% + 0.10%)
J.P. Morgan International Opportunities                1.50%
 Portfolio                                        (1.40% + 0.10%)
                                                       1.50%
J.P. Morgan Small Company Portfolio               (1.40% + 0.10%)
                                                       1.50%
Lord Abbett Growth and Income Portfolio           (1.40% + 0.10%)
                                                       1.50%
MFS/Sun Life Capital Appreciation Series          (1.40% + 0.10%)
                                                       1.50%
MFS/Sun Life Emerging Growth Series               (1.40% + 0.10%)
                                                       1.50%
MFS/Sun Life Government Securities Series         (1.40% + 0.10%)
                                                       1.50%
MFS/Sun Life High Yield Series                    (1.40% + 0.10%)
                                                       1.50%
MFS/Sun Life Utilities Series                     (1.40% + 0.10%)
                                                       1.50%
OCC Equity Portfolio                              (1.40% + 0.10%)
                                                       1.50%
OCC Managed Portfolio                             (1.40% + 0.10%)
                                                       1.50%
OCC Mid Cap Portfolio                             (1.40% + 0.10%)
                                                       1.50%
OCC Small Cap Portfolio                           (1.40% + 0.10%)
                                                       1.50%
Sun Capital Investment Grade Bond Fund            (1.40% + 0.10%)
                                                       1.50%
Sun Capital Money Market Fund                     (1.40% + 0.10%)
                                                       1.50%
Sun Capital Real Estate Fund                      (1.40% + 0.10%)
                                                       1.50%
Warburg Pincus Emerging Markets Portfolio         (1.40% + 0.10%)
                                                       1.50%
Warburg Pincus International Equity Portfolio     (1.40% + 0.10%)
                                                       1.50%
Warburg Pincus Post-Venture Capital Portfolio     (1.40% + 0.10%)
                                                       1.50%
Warburg Pincus Small Company Growth Portfolio     (1.40% + 0.10%)


      For more detailed information about Contract fees and expenses, please refer to the fee table and discussion of Contract charges contained in the full Prospectus which accompanies this Profile.

      6. TAXES

      Your earnings are not taxed until you take them out of your Contract. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Annuity payments during the

Income Phase are considered in part a return of your original investment. That portion of each payment is not taxable as income, unless your Contract is funded with pre-tax or tax deductible dollars (such as with a pension or IRA contribution), in which case the entire payment will be taxable. In all cases, you should consult with your tax adviser for specific tax information.

      7. ACCESS TO YOUR MONEY


      You can withdraw money from your Contract at any time during the Accumulation Phase. You may withdraw a portion of the value of your Contract in each year without the imposition of the withdrawal charge -- 10% of all payments you have made in the last 7 years, plus any payment we have held for at least 7 years. All other purchase payments you withdraw will be subject to a withdrawal charge ranging from 6% to 0%. You may also be required to pay income tax and possible tax penalties on any money you withdraw.


      We do not assess a withdrawal charge upon annuitization or transfers. In certain circumstances, we will waive the withdrawal charges for a full withdrawal when you are confined to an eligible nursing home. In addition, there may be other circumstances under which we may waive the withdrawal charge.

      In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment.


      8. PERFORMANCE



      If you invest in the Variable Account, the value of your Contract will increase or decrease depending upon the investment performance of the Fund you choose.



      The following chart shows total returns for investment in the Sub-Accounts where the corresponding Fund has at least one full calendar year of operations. The returns reflect all changes and deductions of the Funds and the Sub-Accounts and deduction of the Annual Account Fee. They do not reflect deduction of any withdrawal charges or premium taxes. These charges, if included, would reduce the performance numbers shown. Past performance is not a guarantee of future results.



                                                                                                  PERIOD ENDED
SUB-ACCOUNT                                                                                    DECEMBER 31, 1998*
--------------------------------------------------------------------------------------------  ---------------------
AIM V.I. Capital Appreciation Fund..........................................................
AIM V.I. Growth Fund........................................................................
AIM V.I. Growth and Income Fund.............................................................
AIM V.I. International Equity Fund..........................................................
Alger American Growth Portfolio.............................................................
Alger American Income and Growth Portfolio..................................................
Alger American Small Capitalization Portfolio...............................................
Goldman Sachs VIT CORE Large Cap Growth Fund................................................
Goldman Sachs VIT CORE Small Cap Equity Fund................................................
Goldman Sachs VIT CORE U.S. Equity Fund.....................................................
Goldman Sachs VIT Growth and Income Fund....................................................
Goldman Sachs VIT International Equity Fund.................................................
J.P. Morgan Equity Portfolio................................................................
J.P. Morgan International Opportunities Portfolio...........................................
J.P. Morgan Small Company Portfolio.........................................................
Lord Abbett Growth and Income Portfolio.....................................................
MFS/Sun Life Capital Appreciation Series....................................................
MFS/Sun Life Emerging Growth Series.........................................................
MFS/Sun Life Government Securities Series...................................................
MFS/Sun Life High Yield Series..............................................................
MFS/Sun Life Utilities Series...............................................................
OCC Equity Portfolio........................................................................

                                                                                                  PERIOD ENDED
SUB-ACCOUNT                                                                                    DECEMBER 31, 1998*
--------------------------------------------------------------------------------------------  ---------------------
OCC Managed Portfolio.......................................................................
OCC Mid Cap Portfolio.......................................................................
OCC Small Cap Portfolio.....................................................................
Sun Capital Investment Grade Bond Fund......................................................
Sun Capital Money Market Fund...............................................................
Sun Capital Real Estate Fund................................................................
Warburg Pincus Emerging Markets Portfolio...................................................
Warburg Pincus International Equity Portfolio...............................................
Warburg Pincus Post-Venture Capital Portfolio...............................................
Warburg Pincus Small Company Growth Portfolio...............................................


------------------------

*   From February   , 1998, date of commencement of operations.


      9. DEATH BENEFIT

      If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. To calculate the death benefit, we use a "Death Benefit Date", which is the earliest date we have both due proof of death and a written request specifying the manner of payment.

      If you were 85 or younger when we issued your Contract, the death benefit is the greatest of:

      (1) the value of the Contract on the Death Benefit Date;

      (2) the amount we would pay in the event of a full surrender of the Contract on the Death Benefit Date;

      (3) the value of the Contract on the most recent 7 year anniversary of the Contract, plus any purchase payments made and adjusted for any partial withdrawals and charges made after that anniversary;

      (4) your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for subsequent purchase payments and partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date; and

      (5) your total Purchase Payments plus interest on Purchase Payments allocated to and transfers to the Variable Account -- while they remain in the Variable Account -- at 5% per year until the first day of the month following your 80th birthday, or until the Purchase Payment or amount transferred has doubled in amount, whichever is earlier; this amount is adjusted for partial withdrawals.

      If you were 86 or older when we issued your Contract, the death benefit is equal to the amount set forth in (2) above, in this Section 9.

      10. OTHER INFORMATION


      FREE LOOK. Depending upon applicable state law, if you cancel your Contract within 10 days after receiving it we will send you the value of your Contract as of the day we received your cancellation request (this may be more or less than the original purchase payment) and we will not deduct a withdrawal charge. However, if applicable state or federal law requires, we will refund the full amount of any purchase payment(s) we receive and the "free look" period may be greater than 10 days.


      NO PROBATE. In most cases, when you die, the beneficiary will receive the death benefit without going through probate. However, avoiding probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.


      WHO SHOULD PURCHASE A CONTRACT? The Contract is designed for those seeking long-term tax deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to purchasers in high federal and state income tax brackets. You should not buy a Contract if you are looking for a short-term investment or if you cannot risk a decrease in the value of your investment.

      CONFIRMATIONS AND QUARTERLY STATEMENTS. You will receive a confirmation of each transaction within your Contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values during that period.


      ADDITIONAL FEATURES. The Futurity II Annuity offers the following additional convenient features, which you may choose no extra charge.


      Dollar Cost Averaging -- This program lets you invest gradually in up to 12 Sub-Accounts.

      Asset Allocation -- One or more asset allocation programs may be available in connection with the Contract.


      Systematic Withdrawal Program -- This program allows you to receive quarterly, semi-annual or annual payments during the Accumulation Phase.



      Portfolio Rebalancing Programs -- Under this program, we automatically reallocate your investments in the Sub-Accounts to maintain the proportions you select. You can elect rebalancing on a quarterly, semi-annual or annual basis.


      11. INQUIRIES

      If you would like more information about buying a Contract, please contact your broker or registered representative. If you have any other questions, please contact us at:


     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     ANNUITY SERVICE MAILING ADDRESS
     C/O RETIREMENT PRODUCTS AND SERVICES
     P.O. BOX 9133
     BOSTON, MASSACHUSETTS 02117
     TEL: TOLL FREE (888) 786-2435
       IN MASSACHUSETTS (617) 348-9600

                                                                      PROSPECTUS
                                                                     MAY 1, 1999

                                  FUTURITY II

      Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

      You may choose among 32 variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following mutual funds or a series thereof (the "Funds").

AIM VARIABLE INSURANCE FUNDS, INC.                      MFS/SUN LIFE SERIES TRUST
 V.I. Capital Appreciation Fund                         Capital Appreciation Series
 V.I. Growth Fund                                       Emerging Growth Series
 V.I. Growth and Income Fund                            Government Securities Series
 V.I. International Equity Fund                         High Yield Series
                                                        Utilities Series
THE ALGER AMERICAN FUND
 Growth Portfolio                                       OCC ACCUMULATION TRUST
 Income and Growth Portfolio                            Equity Portfolio
 Small Capitalization Portfolio                         Managed Portfolio
                                                        Mid Cap Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST                  Small Cap Portfolio
 CORE Large Cap Growth Fund
 CORE Small Cap Equity Fund                             SUN CAPITAL ADVISERS TRUST
 CORE U.S. Equity Fund                                  Sun Capital Investment Grade Bond Fund
 Growth and Income Fund                                 Sun Capital Money Market Fund
 International Equity Fund                              Sun Capital Real Estate Fund

J.P. MORGAN SERIES TRUST II                             WARBURG PINCUS TRUST
 Equity Portfolio                                       Emerging Markets Portfolio
 International Opportunities Portfolio                  International Equity Portfolio
 Small Company Portfolio                                Post-Venture Capital Portfolio
                                                        Small Company Growth Portfolio
LORD ABBETT SERIES FUND, INC.
 Growth and Income Portfolio

      The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

      PLEASE READ THIS PROSPECTUS AND THE FUND PROSPECTUSES CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE FUTURITY II ANNUITY AND THE FUNDS.

      We have filed a Statement of Additional Information dated May 1, 1999 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page [ ] of this Prospectus. You may obtain a copy without charge by writing to our Annuity Service Mailing Address or by telephoning (800) 752-7215 or (617) 348-9600. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING
ADDRESS:

     ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
     RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 9133, BOSTON, MASSACHUSETTS
     02117

                               TABLE OF CONTENTS


                                                                                                               PAGE
Special Terms
Expense Summary
Summary of Contract Expenses
Underlying Fund Annual Expenses
Examples
Condensed Financial Information
The Futurity II Annuity
Communicating To Us About Your Contract
Sun Life Assurance Company of Canada (U.S.)
The Variable Account
Variable Account Options: The Funds
The Fixed Account
The Fixed Account Options: The Guarantee Periods
The Accumulation Phase
    Issuing Your Contract
    Amount and Frequency of Purchase Payments
    Allocation of Net Purchase Payments
    Your Account
    Your Account Value
    Variable Account Value
    Fixed Account Value
    Transfer Privilege
    Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
    Optional Programs
Withdrawals, Withdrawal Charge and Market Value Adjustment
    Cash Withdrawals
    Withdrawal Charge
    Market Value Adjustment
Contract Charges
    Account Fee
    Administrative Expense Charge
    Mortality and Expense Risk Charge
    Premium Taxes
    Fund Expenses
    Modification in the Case of Group Contracts
Death Benefit
    Amount of Death Benefit
    Method of Paying Death Benefit
    Non-Qualified Contracts
    Selection and Change of Beneficiary
    Payment of Death Benefit
    Due Proof of Death
The Income Phase -- Annuity Provisions
    Selection of the Annuitant or Co-Annuitant
    Selection of the Annuity Commencement Date
    Annuity Options
    Selection of Annuity Option
    Amount of Annuity Payments
    Exchange of Variable Annuity Units
    Account Fee
    Annuity Payment Rates
    Annuity Options as Method of Payment for Death Benefit

Other Contract Provisions
    Exercise of Contract Rights
    Change of Ownership
    Voting of Fund Shares
    Periodic Reports
    Substitution of Securities
    Change in Operation of Variable Account
    Splitting Units
    Modification
    Discontinuance of New Participants
    Reservation of Rights
    Right to Return
Federal Tax Status
    Introduction
    Deductibility of Purchase Payments
    Pre-Distribution Taxation of Contracts
    Distributions and Withdrawals from Non-Qualified Contracts
    Distribution and Withdrawals from Qualified Contracts
    Withholding
    Purchase of Immediate Annuity Contract and Deferred Annuity Contract
    Investment Diversification and Control
    Tax Treatment of the Company and the Variable Account
    Qualified Retirement Plans
    Pension and Profit-Sharing Plans
    Tax-Sheltered Annuities
    Individual Retirement Accounts
    Roth IRAs
Administration of the Contracts
Distribution of the Contracts
Performance Information
Available Information
Incorporation of Certain Documents by Reference
Additional Information About the Company
    Business of the Company
    Selected Financial Data
    Management's Discussion and Analysis of Financial Condition and Results of
    Operations
    Asset/Liability Management and Information About Market Risk
    Sun Life (Canada)
    Reinsurance
    Reserves
    Investments
    Competition
    Employees
    Properties
    State Regulation
Legal Proceedings
Accountants
Financial Statements
Table of Contents of Statement of Additional Information
Appendix A -- Glossary
Appendix B -- Condensed Financial Information-- Accumulation Unit Values
Appendix C -- Withdrawals, Withdrawal Charges and the Market Value Adjustment

                                 SPECIAL TERMS

      Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

                                EXPENSE SUMMARY


      The purpose of the following table is to help you understand the costs and expenses that you will bear directly and indirectly under a Contract WHEN YOU ALLOCATE MONEY TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of each Fund. The table should be considered together with the narrative provided under the heading "Contract Fees" in this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, we may deduct premium taxes.


                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments............................................       $  0
Deferred Sales Load (as a percentage of Purchase Payments withdrawn) (1)
  Number of Account Years Purchase Payment in Account
    0-1............................................................................          6%
    2-3............................................................................          5%
    4-5............................................................................          4%
    6..............................................................................          3%
    7 or more......................................................................          0%
Transfer Fee (2)...................................................................       $  0
ANNUAL ACCOUNT FEE per Contract or Certificate (3)                                        $ 35
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average Variable Account assets)
  Mortality and Expense Risk Charge................................................       1.25%
  Administrative Expense Charge....................................................       0.15%
  Other Fees and Expenses of the Variable Account..................................       0.00%
                                                                                         -----
Total Variable Account Annual Expenses.............................................       1.40%

------------------------


(1) A portion of your Account may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been in your Account for 7 Account Years it may be withdrawn free of the withdrawal charge.


(2) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.


(3) The Annual Account Fee is the lesser of $35 and 2% of your Account Value in Account Years 1 through 5; thereafter, the fee may be changed annually, but it may not exceed the lesser of $50 and 2% of your Account Value.

                      UNDERLYING FUND ANNUAL EXPENSES (1)
                      (AS A PERCENTAGE OF FUND NET ASSETS)



                                                                                                        TOTAL FUND
                                                                MANAGEMENT                    OTHER       ANNUAL
                                                                   FEES       12B-1 FEES    EXPENSES     EXPENSES
                                                               -------------  -----------  -----------  -----------
AIM V.I. Capital Appreciation Fund...........................
AIM V.I. Growth Fund.........................................
AIM V.I. Growth and Income Fund..............................
AIM V.I. International Equity Fund...........................
Alger American Growth Portfolio..............................
Alger American Income and Growth Portfolio...................
Alger American Small Capitalization Portfolio................
Goldman Sachs VIT CORE Large Cap Growth Fund.................
Goldman Sachs VIT CORE Small Cap Equity Fund.................
Goldman Sachs VIT CORE U.S. Equity Fund......................
Goldman Sachs VIT Growth and Income Fund.....................
Goldman Sachs VIT International Equity Fund..................
J.P. Morgan Equity Portfolio.................................
J.P. Morgan International Opportunities Portfolio............
J.P. Morgan Small Company Portfolio..........................
Lord Abbett Growth and Income Portfolio......................
MFS/Sun Life Capital Appreciation Series.....................
MFS/Sun Life Emerging Growth Series..........................
MFS/Sun Life Government Securities Series....................
MFS/Sun Life High Yield Series...............................
MFS/Sun Life Utilities Series................................
OCC Equity Portfolio.........................................
OCC Managed Portfolio........................................
OCC Mid Cap Portfolio........................................
OCC Small Cap Portfolio......................................
Sun Capital Investment Grade Bond Fund.......................
Sun Capital Money Market Fund................................
Sun Capital Real Estate Fund.................................
Warburg Pincus Emerging Markets Portfolio....................
Warburg Pincus International Equity Portfolio................
Warburg Pincus Post-Venture Capital Portfolio................
Warburg Pincus Small Company Growth Portfolio................


------------------------


(1) The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses

                                    EXAMPLES

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                                            ---------  -----------  -----------  -----------
AIM V.I. Capital Appreciation Fund........................................
AIM V.I. Growth Fund......................................................
AIM V.I. Growth and Income Fund...........................................
AIM V.I. International Equity Fund........................................
Alger American Growth Portfolio...........................................
Alger American Income and Growth Portfolio................................
Alger American Small Capitalization Portfolio.............................
Goldman Sachs VIT CORE Large Cap Growth Fund..............................
Goldman Sachs VIT CORE Small Cap Equity Fund..............................
Goldman Sachs VIT CORE U.S. Equity Fund...................................
Goldman Sachs VIT Growth and Income Fund..................................
Goldman Sachs VIT International Equity Fund...............................
J.P. Morgan Equity Portfolio..............................................
J.P. Morgan International Opportunities Portfolio.........................
J.P. Morgan Small Company Portfolio.......................................
Lord Abbett Growth and Income Portfolio...................................
MFS/Sun Life Capital Appreciation Series..................................
MFS/Sun Life Emerging Growth Series.......................................
MFS/Sun Life Government Securities Series.................................
MFS/Sun Life High Yield Series............................................
MFS/Sun Life Utilities Series.............................................
OCC Equity Portfolio......................................................
OCC Managed Portfolio.....................................................
OCC Mid Cap Portfolio.....................................................
OCC Small Cap Portfolio...................................................
Sun Capital Investment Grade Bond Fund....................................
Sun Capital Money Market Fund.............................................
Sun Capital Real Estate Fund..............................................
Warburg Pincus Emerging Markets Portfolio.................................
Warburg Pincus International Equity Portfolio.............................
Warburg Pincus Post-Venture Capital Portfolio.............................
Warburg Pincus Small Company Growth Portfolio.............................


      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                                            ---------  -----------  -----------  -----------
AIM V.I. Capital Appreciation Fund........................................
AIM V.I. Growth Fund......................................................
AIM V.I. Growth and Income Fund...........................................
AIM V.I. International Equity Fund........................................
Alger American Growth Portfolio...........................................
Alger American Income and Growth Portfolio................................
Alger American Small Capitalization Portfolio.............................
Goldman Sachs VIT CORE Large Cap Growth Fund..............................
Goldman Sachs VIT CORE Small Cap Equity Fund..............................
Goldman Sachs VIT CORE U.S. Equity Fund...................................
Goldman Sachs VIT Growth and Income Fund..................................
Goldman Sachs VIT International Equity Fund...............................
J.P. Morgan Equity Portfolio..............................................
J.P. Morgan International Opportunities Portfolio.........................
J.P. Morgan Small Company Portfolio.......................................
Lord Abbett Growth and Income Portfolio...................................
MFS/Sun Life Capital Appreciation Series..................................
MFS/Sun Life Emerging Growth Series.......................................
MFS/Sun Life Government Securities Series.................................
MFS/Sun Life High Yield Series............................................
MFS/Sun Life Utilities Series.............................................
OCC Equity Portfolio......................................................

                                                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                                            ---------  -----------  -----------  -----------
OCC Managed Portfolio.....................................................
OCC Mid Cap Portfolio.....................................................
OCC Small Cap Portfolio...................................................
Sun Capital Investment Grade Bond Fund....................................
Sun Capital Money Market Fund.............................................
Sun Capital Real Estate Fund..............................................
Warburg Pincus Emerging Markets Portfolio.................................
Warburg Pincus International Equity Portfolio.............................
Warburg Pincus Post-Venture Capital Portfolio.............................
Warburg Pincus Small Company Growth Portfolio.............................


      THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION



      [Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix B.]



                            THE FUTURITY II ANNUITY



      Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Futurity II Annuity to groups and individuals for use in connection with their retirement plans. The Contracts are available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract. Each individual receives a Certificate that evidences his or her participation under the Group Contract.


      In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all those Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

      The Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make payments based on the amount you have accumulated. The Contract provides tax deferral, so that you do not pay taxes on your earnings under the Contract until you withdraw them. It provides a death benefit if you die during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make payments to you or someone else for life or for another period that you choose.

      You choose these benefits on a variable or fixed basis or a combination of both. When you choose variable investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these options, you assume all investment risk under the Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate, which is 3% per year, compounded annually.

      The Contracts are designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non-Qualified Contracts."

                    COMMUNICATING TO US ABOUT YOUR CONTRACT


      All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Mailing Address set forth on the first page of this Prospectus. For all telephone communications, you must call (888) 786-2435 or (617) 348-9600.


      Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at the Annuity Service Mailing Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

      When we specify that notice to us must be in writing, we reserve the right, in our sole discretion, to accept notice in another form.

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 48 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

      We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.

                              THE VARIABLE ACCOUNT

      We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.


      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.



                           VARIABLE ACCOUNT OPTIONS:
                                   THE FUNDS



      The Contract offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.



      MORE COMPREHENSIVE INFORMATION ABOUT THE FUNDS, INCLUDING A DISCUSSION OF THEIR MANAGEMENT, INVESTMENT OBJECTIVES, EXPENSES, AND POTENTIAL RISKS, IS FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS (THE "FUND PROSPECTUSES"). THE FUND PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE YOU INVEST. A COPY OF EACH FUND PROSPECTUS, AS WELL AS A STATEMENT OF ADDITIONAL INFORMATION FOR EACH FUND, MAY BE OBTAINED WITHOUT CHARGE FROM THE COMPANY BY CALLING 1-888-388-8748 (617-348-9600, IN MASSACHUSETTS) OR WRITING TO SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.), RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 9133, BOSTON MASSACHUSETTS 02117.



      The Funds currently available are:

AIM VARIABLE INSURANCE FUNDS, INC. (advised by AIM Advisors, Inc.)



     AIM V.I. CAPITAL APPRECIATION FUND seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.



     AIM V.I. GROWTH FUND seeks to provide growth of capital through investments primarily in common stocks of seasoned and better capitalized U.S. companies considered by AIM to have strong earnings momentum.



     AIM V.I. GROWTH AND INCOME FUND seeks to provide growth of capital, with current income as a secondary objective by investing primarily in dividend paying common stocks which have prospects for both growth of capital and dividend income.



     AIM V.I. INTERNATIONAL EQUITY FUND seeks to provide long-term growth of capital by investing in diversified international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.



THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)



     ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.



     ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.



     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.



GOLDMAN SACHS VARIABLE INSURANCE TRUST (advised by Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co.)



     GOLDMAN SACHS VIT CORE LARGE CAP GROWTH FUND seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.



     GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.



     GOLDMAN SACHS VIT CORE U.S. EQUITY FUND seeks long-term growth of capital and dividend income through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.



     GOLDMAN SACHS VIT GROWTH AND INCOME FUND seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.



     GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.



J.P. MORGAN SERIES TRUST II (advised by J.P. Morgan Investment Management Inc.)



     J.P. MORGAN EQUITY PORTFOLIO seeks to provide a high total return from a portfolio comprised of selected equity securities.

     J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO seeks to provide a high total return from a portfolio of equity securities of foreign corporations.



     J.P. MORGAN SMALL COMPANY PORTFOLIO seeks to provide a high total return from a portfolio of equity securities of small companies.



LORD ABBETT SERIES FUND, INC. (advised by Lord Abbett & Co.)



     GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of capital and income without excessive fluctuation in market value.



MFS/SUN LIFE SERIES TRUST (advised by Massachusetts Financial Services Company, an affiliate of the Company)



     CAPITAL APPRECIATION SERIES seeks capital appreciation by investing in securities of all types, with a major emphasis on common stocks.



     EMERGING GROWTH SERIES seeks long-term growth of capital by investing primarily (I.E., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.



     GOVERNMENT SECURITIES SERIES seeks current income and preservation of capital by investing in U.S. Government and U.S. Government-related Securities.



     HIGH YIELD SERIES seeks high current income and capital appreciation by investing primarily in fixed income securities of United States and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and may include equity features. The series may invest up to 100% of its assets in these securities, which generally involve greater risks, including volatility of price, risk to principal and income, default risks and less liquidity, than securities in the higher rated categories.



     UTILITIES SERIES seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing at least 65% of its assets under normal market conditions in equity and debt securities issued by domestic and foreign utility companies.



OCC ACCUMULATION TRUST (advised by OpCap Advisors)



     EQUITY PORTFOLIO seeks long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.



     MANAGED PORTFOLIO seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.



     MID CAP PORTFOLIO seeks long-term capital appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $5 billion.



     SMALL CAP PORTFOLIO seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.



SUN CAPITAL ADVISERS TRUST (advised by Sun Capital Advisers, Inc., an affiliate of the Company)



     SUN CAPITAL INVESTMENT GRADE BOND FUND seeks high current income consistent with relative stability of principal by investing primarily in investment grade bonds, including those issued by U.S. and foreign companies (including companies in emerging market countries), the U.S. Government and its agencies and instrumentalities (including those which issue mortgage-backed securities), foreign governments (including those of emerging market countries), and multinational organizations such as the World Bank.



     SUN CAPITAL MONEY MARKET FUND seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities, including those issued by U.S. and foreign banks, corporate issuers, the U.S. Government and its agencies and instrumentalities, foreign governments and multinational organizations such as the World Bank. The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.



     SUN CAPITAL REAL ESTATE FUND primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its assets in securities of real estate trusts and other real estate companies. The Fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated properties.



WARBURG PINCUS TRUST (advised by Warburg Pincus Asset Management, Inc. ("Warburg"); with respect to the Post-Venture Capital Portfolio, Warburg has retained Abbott Capital Management, L.P. regarding investments in private limited partnerships or other investment funds.)



     EMERGING MARKETS PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of non-United States issuers consisting of companies in emerging securities markets.



     INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing in equity securities of non-U.S. issuers.



     POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.



     SMALL COMPANY GROWTH PORTFOLIO seeks capital growth by investing in equity securities of small-sized domestic companies.



      The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.


                               THE FIXED ACCOUNT

      The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

      We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality. We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

                           THE FIXED ACCOUNT OPTIONS:
                             THE GUARANTEE PERIODS


      You may elect one or more Guarantee Period(s) from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.


      We determine Guaranteed Interest Rates in our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

      We may from time to time in our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals on transfers.

      Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Cash Withdrawals, Withdrawal Charge, and Market Value Adjustment."

                             THE ACCUMULATION PHASE

      During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or die before the Annuity Commencement Date.

ISSUING YOUR CONTRACT

      When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.


      We will credit your initial Purchase Payment to your Account within two business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.


AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS

      The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

ALLOCATION OF NET PURCHASE PAYMENTS

      You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer. At any time, you may have amounts allocated among up to 18 of the available options.


      In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us written notice of the change, on our required form. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.


      Although it is currently not our practice, we may deduct applicable premium or similar taxes from your Purchase Payments. See "Contract Charges -- Premium Taxes." In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

YOUR ACCOUNT

      When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

YOUR ACCOUNT VALUE

      Your Account Value is the sum of the value of the two components of your
Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These two components are calculated separately, as described below.

VARIABLE ACCOUNT VALUE

      VARIABLE ACCUMULATION UNITS

      In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

      VARIABLE ACCUMULATION UNIT VALUE


      The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading (a "Business Day"), at the close of trading, which is currently 4:00 p.m., Eastern Time. The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.



      To measure these values, we use a factor -- which we call the Net Investment Factor-- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing
(1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge. See "Contract Charges."

      For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

      CREDITING AND CANCELING VARIABLE ACCUMULATION UNITS

      When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

FIXED ACCOUNT VALUE

      Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

      CREDITING INTEREST


      We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.


      GUARANTEE AMOUNTS

      Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment.

      RENEWALS

      We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive (1) written notice from you electing a different Guarantee Period from among those we then offer or
(2) instructions to transfer all or some of the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. Each new allocation to a Guarantee Period must be at least $1,000.

      EARLY WITHDRAWALS

      If you withdraw, transfer, or annuitize an allocation to a Guarantee Period before the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

TRANSFER PRIVILEGE

      PERMITTED TRANSFERS

      During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

      -  you may not make more than 12 transfers in any Account Year;

      - the amount transferred from a Sub-Account must be at least $1,000 unless you are transferring your entire balance in that Sub-Account;

      -  your Account Value remaining in a Sub-Account must be at least $1,000;

      - the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for interest credited during the current Account Year;

      - at least 30 days must elapse between transfers to or from Guarantee Periods;


      - transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Fund; and


      - we impose additional restrictions on market timers, which are further described below.

      These restrictions do not apply to transfers made under an approved dollar cost averaging program.

      There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

      REQUESTS FOR TRANSFERS

      You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

      If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, it will be effective that day. Otherwise, it will be effective the next Business Day.

      MARKET TIMERS

      The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.


      In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment advisor, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.


WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES

      We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

OPTIONAL PROGRAMS

      DOLLAR COST AVERAGING


      Dollar cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.



      Only Purchase Payments may be allocated to a dollar cost averaging program. Previously applied amounts may not be transferred to a dollar cost averaging program.



      No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Sun Capital Money Market Fund Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar cost averaging program and is subject to the $1,000 minimum.



      The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the variable investment options at set intervals, dollar cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.


      ASSET ALLOCATION


      One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as stocks, bonds, and short-term cash equivalents -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in declining market.



      Currently, you may select one of three asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. The available models are the conservative asset allocation model, the moderate asset allocation model, and the aggressive asset allocation model. Each model allocates a different percentage of Account Value to Sub-Accounts investing in the various asset classes, with the conservative model allocating the lowest percentage to Sub-Accounts investing in the stock asset class and the aggressive model allocating the highest percentage to the stock asset class. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. Additional programs may be available in the future.

      If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. We may also automatically reallocate your Account Value on a quarterly basis to reflect the current composition of the model you have selected, without further authorization or instruction, until we receive notification that you wish to terminate the program, or choose a different model.



      SYSTEMATIC WITHDRAWAL PROGRAM


      If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal or Interest Out Program.


      Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed and/or Variable Account Value and we will effect them automatically. You may change or stop the Systematic Withdrawal Program at any time, by written notice to us. Withdrawals may be included in income and subject to a 10% federal tax penalty, as well as all charges and any Market Value Adjustment applicable upon withdrawal. You should consult your adviser before choosing this option.


      PORTFOLIO REBALANCING PROGRAM

      Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.


      Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.


           WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

      REQUESTING A WITHDRAWAL

      At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Service Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to withdraw.

      All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax. See "Federal Tax Status." You should carefully consider these tax consequences before requesting a cash withdrawal.

      FULL WITHDRAWALS

      If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

      A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

      PARTIAL WITHDRAWALS

      If you request a partial withdrawal we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

      You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

      If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

      TIME OF PAYMENT


      We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for following periods:


      - when the New York Stock Exchange is closed except weekends and holidays or when trading on the New York Stock Exchange is restricted;


      - when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or


      - when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

      WITHDRAWAL RESTRICTIONS FOR QUALIFIED PLANS

      If yours is a Qualified Contract, you should carefully check the terms of the plan for limitations and restrictions on cash withdrawals.

      Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Federal Tax Status -- Tax-Sheltered Annuities."

WITHDRAWAL CHARGE

      We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

      FREE WITHDRAWAL AMOUNT


      In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last 7 Account Years, including the current Account Year (the "Annual Withdrawal Allowance"), plus (2) the amount of all Purchase Payments made before the last 7 Account Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in an Account Year is cumulative; that is, it is carried forward and available for use in future years.



      For convenience, we refer to Purchase Payments made during the last 7 Account Years (including the current Account Year) as "New Payments," and all Purchase Payments made before the last 7 Account Years as "Old Payments."


      For example, assume you wish to make a withdrawal from your Contract in Account Year 10. You made an initial Purchase Payment of $10,000 in Account Year 1, you made one additional Purchase Payment of $8,000 in Account Year 8, and you have made no previous withdrawals. Your

Account Value in Account Year 10 is $35,000. The free withdrawal amount for Account Year 10 is $19,400, calculated as follows:

      - $800, which is the Annual Withdrawal Allowance for Account Year 10 (10% of the $8,000 Purchase Payment made in Account Year 8, the only New Payment); plus

      - $8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Account Years 1 through 7 and $800 for each of Account Years 8 and 9 that are carried forward and available for use in Account Year 10; plus

      - $10,000, which is the amount of all Old Payments that you have not previously withdrawn.

      WITHDRAWAL CHARGE ON PURCHASE PAYMENTS

      If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

      The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

      ORDER OF WITHDRAWAL

      New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Account Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Account Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Account Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Account Year 10, $2,400 of that amount will be withdrawn from the remainder of the Account Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

      CALCULATION OF WITHDRAWAL CHARGE

      We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the year in which you made the Payment, but not the year you withdraw it. The applicable percentages are as follows:

  NUMBER OF
ACCOUNT YEARS     PERCENTAGE
--------------  ---------------
          0-1             6%
          2-3             5%
          4-5             4%
            6             3%
    7 or more             0%

      For example, again using the same facts as in the example above, the percentage applicable to the withdrawals in Account Year 10 of Purchase Payments made in Account Year 8 would be 5%, because the number of Account Years the Purchase Payments have been held in your Account would be two.

      The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

      For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will only apply to Accounts established after the date of the modification.

      For additional examples of how we calculate withdrawal charges, please see Appendix C.

      TYPES OF WITHDRAWALS NOT SUBJECT TO WITHDRAWAL CHARGE

      We do not impose a withdrawal charge on withdrawals from the Accounts of
(a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.


      If approved in your state, we will waive the withdrawal charge for a full withdrawal if (a) at least one year has passed since we issued your Contract and
(b) you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state. An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.



      For Qualified Contracts, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above and any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This applies only to the portion of the required minimum distribution attributable to a Qualified Contract.



      We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.


MARKET VALUE ADJUSTMENT

      We will apply a market value adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar cost averaging program.

      We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

      A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

      We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

                                        N/12
                      1 + I
                    ( --------        )      -1
                      1 + J + b

where:

      I is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

      J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer);

      N is the number of complete months remaining in your Guarantee Period; and

      b is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase.

      We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

      For examples of how we calculate the Market Value Adjustment, see Appendix C.

                                CONTRACT CHARGES

ACCOUNT FEE

      Each year during the Accumulation Phase of your Contract we will deduct from your Account an Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. In Account Years 1 through 5, the Account Fee is equal to the lesser of (a) $35 and (b) 2% of your Account Value. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed the lesser of (a) $50 and (b) 2% of your Account Value. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Amount, based on the allocation of your Account Value on your Account Anniversary.

      We will not charge you the Account Fee if:

      (1) your Account has been allocated only to the Fixed Account during the applicable Account Year; or

      (2)  your Account Value is more than $75,000 on your Account Anniversary.

      If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.


      After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any fee from Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE


      We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the Account Fee.


MORTALITY AND EXPENSE RISK CHARGE


      We deduct a mortality and expense charge from the assets of the Variable Account at an effective annual rate equal to 1.25% during both the Accumulation Phase and the Income Phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the contract. The expense risk we assume is the risk that the Account Fee and administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.


PREMIUM TAXES

      Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

      In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.


FUND EXPENSES



      There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund's Prospectus and Statement of Additional Information.


MODIFICATION IN THE CASE OF GROUP CONTRACTS

      For Group Contracts, we may modify the Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

                                 DEATH BENEFIT

      If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.


      If you have a Non-Qualified Contract and your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit. In that case, the amount of your death benefit, calculated as described below, will become the Contract's Account Value on the Death Benefit Date. All other provisions, including any withdrawal charges, will continue as if your spouse had purchased the Contract on the original date of coverage.

AMOUNT OF DEATH BENEFIT


      To calculate the amount of your death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of your death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before your death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or Contract continuation, if the Beneficiary is the Owner's spouse. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.


      The amount of the death benefit is determined as of the Death Benefit
Date.

      If you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

      1. Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

      2. The amount we would pay if you had surrendered your entire Account on the Death Benefit Date;

      3. Your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;

      4. Your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between that Account Anniversary and the Death Benefit Date; and

      5. Your total Purchase Payments plus the following interest accruals, adjusted for partial withdrawals; interest will accrue on Purchase Payments allocated to and transfers to the Variable Account while they remain in the Variable Account at 5% per year until the first day of the month following your 80th birthday, or until the Purchase Payment or amount transferred has doubled in amount, whichever is earlier.


      If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above; because this amount will reflect any applicable withdrawal charges and market value adjustment, it may be less than your Account Value.


      In calculating the death benefit amount payable under (3), (4), and (5), any partial withdrawals will reduce the amount by the ratio of the Account Value immediately following the withdrawal to the Account Value immediately before the withdrawal.


      If the death benefit is amount (2), (3), (4), or (5), your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Sun Capital Money Market Fund Sub-Account (without the application of a Market Value Adjustment). You may then transfer to the Fixed Account if you wish to open a new Guarantee Period.


METHOD OF PAYING DEATH BENEFIT

      The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "Income Phase -- Annuity Provisions."


      During the Accumulation Phase, you may elect the method of payment for the death benefit. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. With respect to a Non-Qualified Contract, if the Beneficiary is the Owner's spouse, the Beneficiary may elect to continue the Non-Qualified Contract. These elections are made by sending us a completed election form, which we will provide. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

      If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant under the terms of that Annuity Option.

NON-QUALIFIED CONTRACTS


      If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.



      The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.



      If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. In that case, we will not pay a death benefit, and the Account Value will be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse.


      During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

      If the Participant is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

      Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

SELECTION AND CHANGE OF BENEFICIARY

      You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

PAYMENT OF DEATH BENEFIT

      Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

DUE PROOF OF DEATH

      We accept the following as proof of any person's death:

      -  an original certified copy of an official death certificate;

      - an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -  any other proof we find satisfactory.

                     THE INCOME PHASE -- ANNUITY PROVISIONS

      During the Income Phase, we make regular monthly payments to your Annuitant.

      The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option or Options you have selected, and we make the first payment.


      Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Cash Withdrawals, Withdrawal Charge and Market Value Adjustment."


SELECTION OF THE ANNUITANT OR CO-ANNUITANT

      You select the Annuitant in your Application. The Annuitant is the person who receives payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.


      In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase (if both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant). If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.


      When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Annuitant.

SELECTION OF THE ANNUITY COMMENCEMENT DATE


      You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:



      - The earliest possible Annuity Commencement date is the first day of the second month following your Contract Date.



      - The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.


      -  The Annuity Commencement Date must always be the first day of a month.

      You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

      - We must receive your notice at least 30 days before the current Annuity Commencement Date.

      - The new Annuity Commencement Date must be at least 30 days after we receive the notice.

      There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. For example, in most situations, current law requires that the Annuity Commencement Date for a Qualified Contract must be no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

ANNUITY OPTIONS

      We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

      ANNUITY OPTION A -- LIFE ANNUITY

      We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      ANNUITY OPTION B -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


      We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.


      ANNUITY OPTION C -- JOINT AND SURVIVOR ANNUITY


      We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.


      ANNUITY OPTION D -- MONTHLY PAYMENTS FOR A SPECIFIED PERIOD CERTAIN


      We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum the discounted value of the remaining payments, less any applicable withdrawal charge. The discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.


SELECTION OF ANNUITY OPTION

      You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.


      You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.


      There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.


      REMEMBER THAT THE ANNUITY OPTIONS MAY NOT BE CHANGED ONCE ANNUITY PAYMENTS BEGIN.

AMOUNT OF ANNUITY PAYMENTS

      ADJUSTED ACCOUNT VALUE

      The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

      - We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed;

      - If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change; and


      - We deduct any applicable premium tax or similar tax if not previously deducted.


      VARIABLE ANNUITY PAYMENTS

      Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

      To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

      If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

      Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      FIXED ANNUITY PAYMENTS

      Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      MINIMUM PAYMENTS

      If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

EXCHANGE OF VARIABLE ANNUITY UNITS


      During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Service Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

      We permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

ACCOUNT FEE

      During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity Payment. We do not deduct the Account Fee from Fixed Annuity payments.

ANNUITY PAYMENT RATES

      The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (See "Other Contract Provisions -- Modification").

      The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

ANNUITY OPTIONS AS METHOD OF PAYMENT FOR DEATH BENEFIT


      You or your Beneficiary may also select one or more Annuity Options to be used in the event of your death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.


                           OTHER CONTRACT PROVISIONS

EXERCISE OF CONTRACT RIGHTS


      An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Participant before the Annuity Commencement Date, except as the Contract otherwise provides.



      The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Participant prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.


CHANGE OF OWNERSHIP


      Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

      The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the last Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.


VOTING OF FUND SHARES



      We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.



      Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.



      Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.



      All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS


      During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.



      In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.


      Upon request, we will provide you with information regarding fixed and variable accumulation values.

SUBSTITUTION OF SECURITIES


      Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved , if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.


CHANGE IN OPERATION OF VARIABLE ACCOUNT


      At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


SPLITTING UNITS

      We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

      Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-

Account(s) (See "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

      In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS

      We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

RESERVATION OF RIGHTS


      We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.


RIGHT TO RETURN


      If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at the Annuity Service Mailing Address on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it. However, if applicable state law requires we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.



      If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

                               FEDERAL TAX STATUS

INTRODUCTION

      This section describes general federal income tax consequences based upon our understanding of current federal tax laws. Actual federal tax consequences may vary depending on, among other things, the type of retirement plan with which you use a Contract and whether (depending on the site of Contract issuance) Puerto Rico tax law applies. Also, Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could apply retroactively to Contracts that you purchased before the date of enactment. We do not make any guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

DEDUCTIBILITY OF PURCHASE PAYMENTS

      For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible.

PRE-DISTRIBUTION TAXATION OF CONTRACTS

      Generally, an increase in the value of a Contract will not give rise to tax, prior to distribution.


      However, corporate (or other non-natural person) Owners of, and Participants under, a Non-Qualified Contract incur current tax, regardless of distribution, on Contract value increases. Such current taxation does not apply, though, to (i) immediate annuities, which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase, or (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).



      The Internal Revenue Service could assert that Owners or Participants under both Qualified Contracts and Non-Qualified Contracts annually receive a taxable deemed distribution equal to the cost of any life insurance benefit under the Contract.


DISTRIBUTIONS AND WITHDRAWALS FROM NON-QUALIFIED CONTRACTS

      The Account Value will include an amount attributable to Purchase Payments, the return of which is not taxable, and an amount attributable to investment earnings, the return of which is taxable at ordinary income rates. The relative portions of a distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the timing of the distribution.

      Upon withdrawal of less than the entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, the Payee must treat the distribution first as a return of investment earnings. The Payee may treat only distributions in excess of the amount of the Account Value attributable to investment earnings as a return of Purchase Payments. Account Value amounts assigned or pledged as collateral for a loan will be treated as if withdrawn from the Contract.

      If a Payee receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, however, the Payee treats a portion of each payment as a nontaxable return of Purchase Payments. In general, the nontaxable portion of such a payment bears the same ratio to the total payment as the Purchase Payments bear to the Payee's expected return under the Contract. The remainder of the payment constitutes a taxable return of investment earnings. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, all future distributions constitute fully taxable ordinary income. If the Annuitant dies before the Payee recovers the full amount of Purchase Payments, the Payee may deduct an amount equal to unrecovered Purchase Payments.

      Upon the transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse), the Participant must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

      A penalty tax of 10% may apply to taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts. This penalty will not apply in certain circumstances, such as distributions pursuant to the death of the Participant or distributions under an immediate annuity (as defined above), or after age
59 1/2.

DISTRIBUTIONS AND WITHDRAWALS FROM QUALIFIED CONTRACTS

      Generally, distributions from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will, except in certain circumstances, apply to distributions prior to age 59 1/2.

      Distributions from a Qualified Contract are not subject to current taxation, however, if:


      - the distribution is not a hardship distribution or part of a series of payments for life or for a specified period of 10 years or more (an "eligible rollover distribution"), and



      - the Participant or Payee rolls over the distribution (with or without actually receiving the distribution) into a qualified retirement plan eligible to receive the rollover.


WITHHOLDING


      In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only a Payee that is the Participant or his or her spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.


PURCHASE OF IMMEDIATE ANNUITY CONTRACT AND DEFERRED ANNUITY CONTRACT

      You should consider the following information only if you intend to purchase an immediate annuity contract and a deferred annuity contract together. We understand that the Treasury Department might reconsider the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. We believe that any adverse change in the existing tax treatment of such immediate annuity contracts would not apply to contracts issued before the Treasury Department announces the change. However, there can be no assurance that the Treasury Department will not apply any such change retroactively.

INVESTMENT DIVERSIFICATION AND CONTROL


      The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. Contracts that do not meet the guidelines are subject to current taxation on annual increases in value. We believe that each Fund complies with these regulations. The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if in fact promulgated, will be retroactive. We will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with any retroactive guidelines.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT


      As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. We will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.


QUALIFIED RETIREMENT PLANS

      You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider, with the guidance of a tax adviser, whether the death benefit payable under the Contract affects the qualified status of their retirement plan.

PENSION AND PROFIT-SHARING PLANS

      Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

TAX-SHELTERED ANNUITIES

      Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

      If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989. It is permissible, however, to withdraw post-1988 salary reduction contributions in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

      Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

INDIVIDUAL RETIREMENT ACCOUNTS


      Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."


ROTH IRAS

      Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

                        ADMINISTRATION OF THE CONTRACTS

      We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS


      We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.



      Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.46% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."


                            PERFORMANCE INFORMATION


      From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include "Average Annual Total Return," "Cumulative Growth Rate" and "Cumulative Compound Growth Rate." Some Sub-Accounts may advertise "yield" and "effective yield."



      Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.


      Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although they reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.


      The performance figures used by the Variable Account are based on the actual historical performance of the Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding series.



      Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the Sun Capital Money Market Fund Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Sun Capital Money Market Fund Sub-Account similarly, but include the increase due to assumed compounding. The Sun Capital Money Market Fund Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.


      The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

      The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Duff and Phelps. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Duff and Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

      We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

                             AVAILABLE INFORMATION

      The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.


      In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661; NEW YORK, NEW YORK -- 7 World Trade Center, 13th Floor, New York, NY 10048. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).


                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

      The Company's Annual Report on Form 10-K for the year ended December 31, 1998 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.


      The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.


                    ADDITIONAL INFORMATION ABOUT THE COMPANY

BUSINESS OF THE COMPANY


      We are engaged in the sale of individual variable life insurance and individual and group fixed and variable annuities. These contracts are sold in both the tax qualified and non-tax qualified markets. These products are distributed through individual insurance agents, insurance brokers and registered broker-dealers.



      We have obtained authorization to do business in 48 states, the District of Columbia and Puerto Rico, and anticipate that we will be authorized to do business in all states except New York. We have formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York. Our other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts that we and our affiliates issue, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Sun Life Financial Services

Limited, which provides off-shore administrative services to us and our parent, Sun Life Assurance Company of Canada ("Sun Life (Canada)"), and Sun Life Information Services Ireland Limited, an offshore technology center.



      We are a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). Life Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.


SELECTED FINANCIAL DATA

      [to be supplied]

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

      FINANCIAL CONDITION

      [to be supplied]

      RESULTS OF OPERATIONS

      [to be supplied]

      LIQUIDITY

      [to be supplied]

      YEAR 2000 COMPLIANCE

      During the fourth quarter of 1996, the Company began a comprehensive analysis of its information technology ("IT") and non-IT systems, including its hardware, software, data, data feed products, and internal and external supporting services, to address the ability of these systems to correctly process date calculations through the year 2000 and beyond. The Company created a full-time Year 2000 project team in early 1997 to manage this endeavor across the Company. This team, which works with dedicated personnel from all business units and with the legal and audit departments, reports directly to the Company's senior management on a monthly basis. In addition, the Company's Year 2000 project is periodically reviewed by internal and external auditors.

      To date, relevant systems have been identified and their components inventoried, needed resolutions have been documented, timelines and project plans have been developed, remediation and testing are in process, and over 95% of Company applications have been certified as compliant. A small number of remaining tasks will be completed in the first quarter of 1999 to accommodate testing of vendor upgrades that were not available until late 1998. During 1999, all interfaces certified as compliant will be retested and mission critical functions will also be retested.

      In mid-1997, the project team contacted all key vendors to obtain either their certification for the products and services provided or their plan to make those products and services compliant. To date, approximately 90% of these vendors have responded, and the project team is in the process of reviewing these responses. In addition, the project team recently has opened communications with critical business partners, such as third-party administrators, investment property managers, investment mortgage correspondents, and others, with the goal that these partners will continue to be able to support the Company's objective of assuring Year 2000 compliance.

      Non-IT applications will be tested in accordance with the Company's standard Year 2000 test strategy, including building security, HVAC systems, and other such systems. Compliant client server and mainframe environments have been built which allow for testing of critical dates such as December 31, 1999, January 1, 2000, February 28, 2000, February 29, 2000, and March 1, 2000 without impact to current production.

      Although the Company expects all critical systems to be Year 2000 compliant before the end of 1999, there can be no assurance that this result will be completely achieved. Factors giving rise to this uncertainty include possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third-parties whose systems and operations affect the company, and other similar uncertainties. A possible worst-case scenario might include one or more of the Company's significant systems being non-compliant. Such a scenario could result in material disruption to the company's operations. Consequences of such disruptions could include, among other possibilities, the inability to update customers' accounts, process payments and other financial transactions; and report accurate data to management, customers, regulators, and others. Consequences also could include business interruptions or shutdowns, reputational harm, increased scrutiny by regulators, and litigation related to Year 2000 issues. Such potential consequences, depending on their nature and duration, could have a material impact on the Company's results of operations and financial position.

      In order to mitigate the risks to the Company of material adverse operational or financial impacts from failure to achieve planned Year 2000 compliance, the Company has established contingency planning at the business unit and corporate levels. Each business unit has ranked its applications as being of high, medium or low business risk to ensure that the most critical are addressed first. The business units also have developed alternate plans of action where possible, and established dates for the alternate plans to be enacted. On the corporate level, the Company is in the process of enhancing its business continuation plan, by identifying minimum requirements for facilities, computing, staffing, and other factors; and it is developing a plan to support those requirements.

      In 1998, the Company expended, cumulatively, approximately $     million
on its Year 2000 effort, and it expects to incur a further $     million on this
effort in 1999.

      CAUTIONARY STATEMENT

      Statements by the Company in this Prospectus and in other contexts that are not historical fact are forward-looking statements as defined in the Private Securities Litigation Reform Act of 1995. These may include, among others, forward-looking statements relating to Year 2000 compliance, volume growth, market share, and financial goals. These forward-looking statements are subject to certain risks and uncertainties that could cause actual results to differ materially from those anticipated in the forward-looking statements, including but not limited to the following: (1) uncertainties relating to the ability of the Company to identify and address Year 2000 issues successfully and in a timely manner and at costs that are reasonably in line with the Company's estimates, and the ability of the Company's vendors, suppliers, other service providers, and customers to identify and address successfully their own Year 2000 issues in a timely manner; (2) heightened competition, particularly with respect to price, product features, and distribution capability, which could constrain growth and profitability in the Company's businesses; (3) significant changes in interest rates and market conditions; and (4) regulatory and legislative uncertainties and developments.

ASSET/LIABILITY MANAGEMENT AND INFORMATION ABOUT MARKET RISK

      The following discussion about the Company's risk management activities includes "forward-looking statements" that involve risk and uncertainties.

      Assets within the general account are segmented by product or groups of products. This allows the Company to better manage assets relative to liabilities. Asset management for each segment is conducted within the context of any investment policy, reviewed each quarter with business unit managers to ensure that investment policy remains appropriate, taking into account a segment's liability characteristics. The review of investment policy includes cash flow estimates, liquidity requirements and targets for asset mix, duration and quality.

      Market risks associated with investment portfolios supporting products that are funded by separate accounts where results are not guaranteed and where the policyholder assumes the risks are not included in this discussion.

      All of the Company's fixed interest investments are held for other than trading purposes and generally fixed interest rate liabilities are supported by well diversified portfolios of fixed interest investments including publicly issued and privately placed bonds and commercial mortgage loans. Public bonds can include Treasuries, corporates, money market instruments, and mortgage backed securities. Credit risk is managed by the Company's underwriting standards which have resulted in high average quality portfolios. For example, the Company does not purchase below investment grade securities. Also, as a result of investment policy, there is no foreign currency, commodity or equity price risk exposure in the portfolios. However, changes in the level of domestic interest rates will impact the market value of fixed interest assets and liabilities. The management of interest rate risk exposure and immunization strategies are discussed below.

      Immunization strategies which minimize the loss from wide fluctuations in interest rates are deployed in segments where the bulk of the liabilities arise from the sale of products containing interest rate guarantees for certain terms. These strategies are supported by investment and asset liability analytical software acquired from outside vendors. The significant features of the immunization framework include: an economic or market value basis for both assets and liabilities; an option pricing methodology; the use of effective duration and convexity to measure price sensitivity; the use of key rate durations ("KRDs") to capture interest rate exposure to different parts of the yield curve and manage non-parallel curve movements; and active portfolio management, including the use of derivatives (e.g. interest rate swaps) for portfolio restructuring.

      An Interest Rate Risk Committee meets monthly and after reviewing the duration reports for various portfolios, market conditions and forecasts, the committee develops asset management strategies for interest sensitive portfolios. These strategies may involve managing assets to small intentional mismatches, either at the total effective duration level or at certain KRDs but, in any event, the overall duration gap between interest sensitive assets and liabilities is managed within a tolerance range of +/ -0.25 effective duration.

      The estimates presented here are from computer model simulations which, because they are predictions about the future, contain a certain degree of uncertainty. For example, there are algorithms for assumptions about policyholder behavior and asset cash flows and consequently estimates of duration and market values which may or may not represent what actually will occur. Also there is no provision in the estimates to incorporate any management decisions which might be taken to mitigate against adverse results. The company is sufficiently comfortable with its interest rate risk management process to feel the exposure to interest rate changes will not materially affect the near-term financial position, results of operations or cash flows of the Company.

      The Company's fixed interest investments had an aggregate fair value at December 31, 1998 of $_______ million. A portion of the Company's general account liabilities of $________ million are categorized as financial instruments. The portion of the liabilities so categorized had a carrying value of $________ million and a fair value of $_______ million at December 31, 1998. Using modeling and analytical software, the Company performed sensitivity analysis of its financial instruments at December 31, 1998. Assuming an immediate increase of 100 basis points in interest rates, the net hypothetical decrease in the fair value of the Company's assets is estimated to be $_______ million. A corresponding decrease in the fair value of the liabilities categorized as financial instruments is estimated to be $_____ million at December 31, 1998.

SUN LIFE (CANADA)

      On January 27, 1998, the Company's ultimate parent, Sun Life (Canada), announced that its Board of Directors had requested management to develop a plan to convert from a mutual life insurance company into a publicly traded stock company through demutualization. Management has put in place a full time task force which, together with a worldwide team of actuarial, financial, and legal advisers, has been working on a plan. It is expected that the Board of Directors will decide in the first half of 1999 whether to proceed with demutualization. Demutualization would require regulatory approval and approval by policyholders of Sun Life (Canada). Based on information known to date, the potential demutualization of Sun Life (Canada) is not expected to have any significant impact on the Company.

REINSURANCE

      The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1998 had the effect of decreasing net income from operations by $__________.

      Effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) under which certain individual life insurance contracts issued by Sun Life (Canada) were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) which provides that Sun Life (Canada) will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $_________ for the year ended December 31, 1998.

      The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed.

      The Company has also executed reinsurance agreements with unaffiliated companies. These agreements provide reinsurance of certain individual life insurance contracts on a modified coinsurance basis under which all deficiency reserves are ceded; as well as reinsurance for variable universal life on a yearly renewable term basis for which the Company has a maximum retention of $2,000,000.

RESERVES

      In accordance with the life insurance laws and regulations under which the Company operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements, these reserves are determined in accordance with statutory regulations.

INVESTMENTS

      Of the Company's total assets of $__ billion at December 31, 1998, ____% ($____ billion) consisted of unitized and non-unitized separate account assets, ____% ($____ billion) was invested in bonds and similar securities, ____% ($____ million) was invested in mortgages, ___% ($_____ million) was invested in subsidiaries, ___ % ($____ million) was invested in real estate, and the remaining ___ % ($___ billion) was invested in cash and other assets.

COMPETITION


      The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to the most recent Best's Review, Life-Health Edition, as of December 31, 1997 the Company ranked 37th among all life insurance companies in the United States based upon total assets. Its ultimate parent company, Sun Life (Canada), ranked 21st.

EMPLOYEES


      The Company and Sun Life (Canada) have entered into a Service Agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of December 31, 1998, the Company had 426 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and at its Retirement Products and Services Division in Boston, Massachusetts.


PROPERTIES

      The Company occupies office space owned by it and leased to Sun Life (Canada), and certain unrelated parties for lease terms not exceeding five years.

STATE REGULATION

      The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

      The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

      In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

      Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

      Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

      There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS


      [The financial statements of the Variable Account for the year ended December 31, 1998] included in the Statement of Additional Information and the statutory financial statements of the Company for the years ended December 31, 1998, 1997 and 1996 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


      The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.


      The financial statements of the Variable Account for the year ended December 31, 1998 are included in the Statement of Additional Information.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data -- Average Annual Total Return.......................
Non-Standardized Investment Performance..............................................
Advertising and Sales Literature.....................................................
Calculations.........................................................................
  Example of Variable Accumulation Unit Value Calculation............................
  Example of Variable Annuity Unit Calculation.......................................
  Example of Variable Annuity Payment Calculation....................................
  Calculation of Annuity Unit Values.................................................
Distribution of the Contracts........................................................
Designation and Change of Beneficiary................................................
Custodian............................................................................
Financial Statements.................................................................

      This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1999 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (617) 348-9600 or (888) 786-2435.


--------------------------------------------------------------------------------


To:    Sun Life Assurance Company of Canada (U.S.)
     Annuity Service Mailing Address:
     c/o Retirement Products and Services
     P.O. Box 9133
     Boston, Massachusetts 02117
     Please send me a Statement of Additional Information for Futurity II Variable and Fixed Annuity
     Sun Life of Canada (U.S.) Variable Account F.


Name
--------------------------------------------------------------

Address
--------------------------------------------------------------
-------------------------------------------------------------------------

City
------------------------------------  State
--------------  Zip
------

Telephone
----------------------------------------------------------------

                                   APPENDIX A
                                    GLOSSARY

      The following terms as used in this Prospectus have the indicated meanings:

      ACCOUNT OR PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

      ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

      ACCOUNT YEAR AND ACCOUNT ANNIVERSARY: Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.

      ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.


      ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the new Annuitant will be the Co-Annuitant, if any. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date.


      *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.


      *ANNUITY OPTION: The method you choose for making annuity payments.



      ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.



      APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.


      *BENEFICIARY: Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who, in the event of the Participant's death, is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.

      BUSINESS DAY: Any day the New York Stock Exchange is open for trading.

      CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

      COMPANY: Sun Life Assurance Company of Canada (U.S.).

      CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.


      DEATH BENEFIT DATE: If you have elected a death benefit payment option before your death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's

* You specify these items on the Contract Specifications page or Certificate Specifications page and may change them, as we describe in this Prospectus.

election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

      DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

      FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

      FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

      FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.


      FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.


      GROUP CONTRACT: A Contract issued by the Company on a group basis.

      GUARANTEE AMOUNT: Any portion of your Account Value allocated to a particular Guarantee Period (including interest earned thereon).

      GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

      GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

      INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

      INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

      NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

      OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k),
Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

      PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.

      PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant.

      PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

      QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

      SERIES FUND: MFS/Sun Life Series Trust.

      SEVEN-YEAR ANNIVERSARY: The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Account Anniversaries.

      SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.


      VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

      VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

      VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

      VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

      VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

                                   APPENDIX B
           CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUES

                                   [to be supplied]

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)
WITHDRAWAL CHARGE CALCULATION:
FULL WITHDRAWAL:

      Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

                            HYPOTHETICAL     FREE          NEW        WITHDRAWAL     WITHDRAWAL
               ACCOUNT        ACCOUNT     WITHDRAWAL    PAYMENTS        CHARGE         CHARGE
                YEAR           VALUE        AMOUNT      WITHDRAWN     PERCENTAGE       AMOUNT
           ---------------  ------------  -----------  -----------  ---------------  -----------
      (a)             1      $   41,000    $   4,000    $  37,000          6.00%      $   2,220
      (b)             3      $   52,000    $  12,000    $  40,000          5.00%      $   2,000
      (c)             7      $   80,000    $  28,000    $  40,000          3.00%      $   1,200
      (d)             9      $   98,000    $  68,000            0          0.00%              0

(a) The free withdrawal amount in any Account Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last seven Account Years ("New Payments")); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last seven Account Years ("Old Payments") not previously withdrawn. In Account Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge.

(b) In Account Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Account Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Account Year 1.

(c) In Account Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Account Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Account Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.

(d) In Account Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Account Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Account Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Account Years 1 through 7 are carried forward and available for use in Account Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

PARTIAL WITHDRAWAL:

      Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Account Year, and there are a series of three partial withdrawals made during the fifth Account Year of $9,000, $12,000, and $15,000.

           HYPOTHETICAL    PARTIAL       FREE          NEW        WITHDRAWAL      WITHDRAWAL
             ACCOUNT     WITHDRAWAL   WITHDRAWAL    PAYMENTS        CHARGE          CHARGE
              VALUE        AMOUNT       AMOUNT      WITHDRAWN     PERCENTAGE        AMOUNT
           ------------  -----------  -----------  -----------  ---------------  -------------
      (a)   $   64,000    $   9,000    $  20,000    $       0          4.00%       $       0
      (b)   $   56,000    $  12,000    $  11,000    $   1,000          4.00%       $      40
      (c)   $   40,000    $  15,000    $       0    $  15,000          4.00%       $     600

(a) In the fifth Account Year, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of the Account Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.

(b) Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.

(c) The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.

PART 2 -- FIXED ACCOUNT -- EXAMPLES OF THE MARKET VALUE ADJUSTMENT ("MVA")

      The MVA Factor is:

                                   N/12
                        1 + I
                    (  --------  )      -1
                      1 + J + b

      These examples assume the following:

        1) the Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

        2)  the date of surrender is two years from the Expiration Date (N =
    24).

        3) the value of the Guarantee Amount on the date of surrender is $11,910.16.

        4)  the interest earned in the current Account Year is $674.16.

        5) no transfers or partial withdrawals affecting this Guarantee Amount have been made.

        6) withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

                                      N/12
                           1 + I
    The MVA factor =   (  --------  )       -1
                         1 + J + b

                                           24/12
                             1 + .06
                   =   (     ------      )       -1
                             1 + .08
                   =   (.981)(2) -1

                   =   .963 -1

                   = - .037

      The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA

                  ($11,910.16 - $674.16) X (-.037) = -$415.73

      -$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

                                      N/12
                           1 + I
    The MVA factor =   (  --------  )       -1
                         1 + J + b


                                           24/12
                             1 + .06
                   =   (     ------      )       -1
                             1 + .05
                   =   (1.010)(2) -1

                   =   1.019 -1

                   =   .019


      The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA

                    ($11,910.16 - $674.16) X .019 = $213.48

      $213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

      $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                               SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                               ANNUITY SERVICE MAILING ADDRESS:
                               C/O RETIREMENT PRODUCTS AND SERVICES
                               P.O. BOX 9133
                               BOSTON, MASSACHUSETTS 02117

                               TELEPHONE:
                               Toll Free (888) 786-2435
                               In Massachusetts (617) 348-9600

                               GENERAL DISTRIBUTOR
                               Clarendon Insurance Agency, Inc.
                               One Sun Life Executive Park
                               Wellesley Hills, Massachusetts 02481

                               AUDITORS
                               Deloitte Touche LLP
                               125 Summer Street
                               Boston, Massachusetts 02110

                                       PART B
                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION

     Attached hereto and made a part hereof is the Statement of Additional Information dated May 1, 1999 for each of the following:


             MFS Regatta Platinum
             MFS Regatta Gold (to be provided by amendement)
             Futurity II

                                                                     May 1, 1999


                                MFS REGATTA PLATINUM

                             VARIABLE AND FIXED ANNUITY

                        STATEMENT OF ADDITIONAL INFORMATION

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                 TABLE OF CONTENTS


Calculation of Performance Data - Average Annual Total Return...................
Non-Standardized Investment Performance ........................................
Advertising and Sales Literature ...............................................
Calculations ...................................................................
     Example of Variable Accumulation Unit Value Calculation....................
     Example of Variable Annuity Unit Calculation ..............................
     Example of Variable Annuity Payment Calculation ...........................
     Calculation of Annuity Values .............................................
Distribution of the Contracts ..................................................
Designation and Change of Beneficiary ..........................................
Custodian ......................................................................
Financial Statements ...........................................................


          The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of MFS Regatta Platinum Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated May 1, 1999. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, c/o Sun Life Assurance Company of Canada (U.S.), Retirement Products and Services, P.O. Box 1024, Boston, Massachusetts 02103, or by telephoning (617) 348-9600 or
(800)-752-7215.

          The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                          CALCULATION OF PERFORMANCE DATA
                            AVERAGE ANNUAL TOTAL RETURN:

          The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out after the table. No information is shown for the Series that have not commenced operations or that have been in operation for less than one year.


                             AVERAGE ANNUAL TOTAL RETURN
                           PERIOD ENDING DECEMBER 31, 1998




                                     1 YEAR  5 YEAR  10 YEAR          DATE OF INCEPTION
                                     PERIOD  PERIOD  PERIOD   LIFE *
 Capital Appreciation
 Capital Opportunities Series
 Conservative Growth Series
 Emerging Growth Series
 Government Securities Series
 High Yield Series
 International Growth Series
 International Growth and Income
   Series
 Managed Sectors Series
 MFS/Foreign & Colonial Emerging
   Markets Equity Series**
 Money Market Series
 Research Series
 Research Growth and Income
   Series
 Total Return Series
 Utilities Series
 World Asset Allocation Series
 World Governments Series
 World Growth Series
 World Total Return Series



*From commencement of investment operations


          The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                         n
                                 P(l + T)  = ERV
     Where:    P = a hypothetical initial Purchase Payment of $1,000
               T = average annual total return for the period n = number of years
             ERV = redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period, and 3) there will be a full surrender at the end of the period.

          The $35 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED INVESTMENT PERFORMANCE:

          The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

          "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

          "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                      [CHARTS to be filed by amendments]

ADVERTISING AND SALES LITERATURE

          As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

          A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

          DUFF & PHELPS CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

          LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

          STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

          VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

          MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

          STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

          NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market valueweighted and was introduced with a base of 100.00 on February 5, 1971.


          DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.


          MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

          IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.


          In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:


          DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.


          SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.


          THE COMPANY'S OR MFS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

          THE COMPANY'S OR MFS' ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1997 the Company was the 37th largest U.S. life insurance company based upon overall assets and its ultimate parent company, Sun Life Assurance Company of Canada, was the 21st largest.


          COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

          The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

          The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how three different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. And the third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

--------------------------------------------------------------------------------
                                      10 YEARS       20 YEARS       30 YEARS
--------------------------------------------------------------------------------
 Non-Tax-Deferred Account              $16,856        $28,413       $ 47,893
--------------------------------------------------------------------------------
 Tax-Deferred Account                  $21,589        $46,610       $100,627
--------------------------------------------------------------------------------
 Tax-Deferred Account After            $17,765        $34,528       $ 70,720
--------------------------------------------------------------------------------
 Paying Taxes
--------------------------------------------------------------------------------

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE MFS REGATTA PLATINUM VARIABLE ANNUITY OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

                                     CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

     Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003863 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323648. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6117051 (14.5645672 X 1.00323648).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

     Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been
12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 X 1.00323648 (the Net Investment Factor) X 0.99991902).
0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts. (The factor that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in other Contracts is 0.99991902).

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

    Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are
14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5845672 X 6.78 divided by 1,000). The number of annuity units credited would be
70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3846325).

CALCULATION OF ANNUITY VALUES

          The Fixed Annuity Unit Value for each Sub-Account is $10.00 for the first Valuation Period of the Sub-Account. For subsequent Valuation periods, the Variable Annuity Unit Value for the Sub-Account is the previous Variable Annuity Unit Value times the Net Investment Factor for the Sub-Account.

                           DISTRIBUTION OF THE CONTRACTS

          We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.


          Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.34% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."


                       DESIGNATION AND CHANGE OF BENEFICIARY

          The Beneficiary designation in the Application will remain in effect until changed.


          Subject to the rights of an irrevocably designated Beneficiary, you may change or revoke the designation of Beneficiary by filing the change or revocation with us in the form we require. The change or revocation will not be binding on us until we receive it. When we receive it, the change or revocation will be effective as of the date on which it was signed, but the change or revocation will be without prejudice to us on account of any payment we make or any action we take before receiving the change or revocation.

          Please refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

                                     CUSTODIAN

          We are the Custodian of the assets of the Variable Account. We will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


                                FINANCIAL STATEMENTS

          The Financial Statements of Sun Life of Canada (U.S.) for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                     [FINANCIAL STATEMENTS OF VARIABLE ACCOUNT F]

                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                     ANNUITY SERVICE MAILING ADDRESS:
                     C/O RETIREMENT PRODUCTS AND SERVICES
                     P.O. BOX 1024
                     BOSTON, MASSACHUSETTS  02103

                     TELEPHONE:
                     Toll Free (800) 752-7215
                     In Massachusetts (617) 348-9600

                     GENERAL DISTRIBUTOR
                     Clarendon Insurance Agency, Inc.
                     One Sun Life Executive Park
                     Wellesley Hills, Massachusetts  02181

                     AUDITORS
                     Deloitte Touche LLP
                     125 Summer Street
                     Boston, Massachusetts  02110

                                                           May 1, 1999


                                   FUTURITY II


                             VARIABLE AND FIXED ANNUITY

                        STATEMENT OF ADDITIONAL INFORMATION

                    SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                 TABLE OF CONTENTS


Calculation of Performance Data - Average Annual Total Return...................
Non-Standardized Investment Performance ........................................
Advertising and Sales Literature ...............................................
Calculations ...................................................................
     Example of Variable Accumulation Unit Value Calculation....................
     Example of Variable Annuity Unit Calculation ..............................
     Example of Variable Annuity Payment Calculation ...........................
     Calculation of Annuity Values .............................................
Distribution of the Contracts ..................................................
Designation and Change of Beneficiary ..........................................
Custodian ......................................................................
Financial Statements ...........................................................


          The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Futurity II Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated May 1, 1999. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, c/o Sun Life Assurance Company of Canada (U.S.), Retirement Products and Services, P.O. Box 9133, Boston, Massachusetts 02117, or by telephoning (617) 348-9600 or (888) 786-2435.


          The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                          CALCULATION OF PERFORMANCE DATA
                            AVERAGE ANNUAL TOTAL RETURN:

          The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out after the table. No information is shown for the Series that have not commenced operations or that have been in operation for less than one year.


                             AVERAGE ANNUAL TOTAL RETURN
                           PERIOD ENDING DECEMBER 31, 1998




                                                    1 YEAR   5 YEAR   10 YEAR           DATE OF
                                                    PERIOD   PERIOD   PERIOD   LIFE (1)  INCEPTION
                                                    ------   ------   ------   ------   ---------
AIM V.I. Capital Appreciation Fund                      %      --       --        %         June 1, 1993
AIM V.I. Growth Fund                                    %      --       --        %         June 1, 1993
AIM V.I. Growth and Income Fund                         %      --       --        %          May 2, 1994
AIM V.I. International Equity Fund                      %      --       --        %         June 1, 1993
Alger American Growth Portfolio                         %       %       --        %      January 9, 1989
Alger American Income and Growth Portfolio              %       %       --        %    November 15, 1988
Alger American Small Capitalization Portfolio           %       %       --        %   September 21, 1988
J.P. Morgan Equity Portfolio (2)                        %      --       --        %      January 3, 1995
J.P. Morgan International Opportunities Portfolio (2)   %      --       --        %      January 3, 1995
J.P. Morgan Small Company Portfolio (2)                 %      --       --        %      January 3, 1995
Lord Abbett Growth and Income Portfolio                 %       %       --        %    December 11, 1989
MFS/Sun Life Capital Appreciation Series                %       %        %       --      August 13, 1985
MFS/Sun Life Emerging Growth Series                     %      --       --        %          May 1, 1995
MFS/Sun Life Government Securities Series               %       %        %       --      August 12, 1985
MFS/Sun Life High Yield Series                          %       %        %       --      August 13, 1985
MFS/Sun Life Utilities Series                           %      --       --        %    November 16, 1993
OCC Equity Portfolio (3)                                %       %       --        %       August 1, 1988
OCC Managed Portfolio (3)                               %       %       --        %       August 1, 1988
OCC Mid Cap Portfolio                                   %      --       --        %
OCC Small Cap Portfolio (3)                             %       %       --        %       August 1, 1988
Warburg Pincus Emerging Markets Portfolio               %      --       --        %       March 15, 1995
Warburg Pincus International Equity Portfolio           %      --       --        %         June 30,1995
Warburg Pincus Post-Venture Capital Portfolio           %      --       --        %   September 30, 1996
Warburg Pincus Small Company Growth Portfolio           %      --       --        %        June 30, 1995



(1) From commencement of investment operations.

(2) From January 3, 1995 (commencement of opeations) to December 31, 1996, Chubb Investment Advisory Corporation ("Chubb Investment Advisory"), a wholly owned subsidiary of Chubb Life Insurance Company of America, served as each of these Fund's investment manager, and Morgan Guaranty Trust Comapny of New York, an affiliate of J.P. Morgan Investment Management Inc. ("J.P. Morgan") served as such Fund's sub-investment adviser. Effective January 1, 1997, J.P. Morgan began serving as each Fund's investment adviser.

(3) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the OCC Accumulation Trust, at which time the OCC Accumulation Trust commenced operations. The total net assets for each of the Equity, Managed and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust, and for each of the Equity, Managed and Small Cap Portfolios, $3,764,598,
    $51,345,102, and $8,129,274, respectively, with respect to the OCC Accumulation Trust. The Equity, Managed and Small Cap Portfolios commenced operations on August 1, 1998. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

          The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                         n
                                 P(l + T)  = ERV
     Where:    P = a hypothetical initial Purchase Payment of $1,000
               T = average annual total return for the period n = number of years
             ERV = redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period, and 3) there will be a full surrender at the end of the period.

          The $35 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED INVESTMENT PERFORMANCE:

          The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

          "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

          "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                      [CHARTS to be filed by amendments]

ADVERTISING AND SALES LITERATURE

          As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

          A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

          DUFF & PHELPS CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

          LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

          STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

          VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

          MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

          STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

          NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market valueweighted and was introduced with a base of 100.00 on February 5, 1971.


          DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.


          MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

          IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.


          In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:


          DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.


          SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.



          THE COMPANY'S CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

          THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1997, the Company was the 37th largest U.S. life insurance company based upon overall assets and its ultimate parent company, Sun Life Assurance Company of Canada, was the 21st largest.


          COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

          The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

          The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how three different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. And the third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

--------------------------------------------------------------------------------
                                      10 YEARS       20 YEARS       30 YEARS
--------------------------------------------------------------------------------
 Non-Tax-Deferred Account              $16,856        $28,413       $ 47,893
--------------------------------------------------------------------------------
 Tax-Deferred Account                  $21,589        $46,610       $100,627
--------------------------------------------------------------------------------
 Tax-Deferred Account After            $17,765        $34,528       $ 70,720
--------------------------------------------------------------------------------
 Paying Taxes
--------------------------------------------------------------------------------


THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE FUTURRITY II VARIABLE ANNUITY OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

                                     CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION


     Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003863 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323648. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6117051 (14.5645672 X 1.00323648).


EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

     Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been
12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 X 1.00323648 (the Net Investment Factor) X 0.99991902).
0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts. (The factor that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in other Contracts is 0.99991902).

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

    Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are
14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5845672 X 6.78 divided by 1,000). The number of annuity units credited would be
70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3846325).

CALCULATION OF ANNUITY VALUES

          The Fixed Annuity Unit Value for each Sub-Account is $10.00 for the first Valuation Period of the Sub-Account. For subsequent Valuation periods, the Variable Annuity Unit Value for the Sub-Account is the previous Variable Annuity Unit Value times the Net Investment Factor for the Sub-Account.

                           DISTRIBUTION OF THE CONTRACTS

          We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.


          Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.34% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."


                       DESIGNATION AND CHANGE OF BENEFICIARY


          The Beneficiary designation in the Application will remain in effect until changed.


          Subject to the rights of an irrevocably designated Beneficiary, you may change or revoke the designation of Beneficiary by filing the change or revocation with us in the form we require. The change or revocation will not be binding on us until we receive it. When we receive it, the change or revocation will be effective as of the date on which it was signed, but the change or revocation will be without prejudice to us on account of any payment we make or any action we take before receiving the change or revocation.

          Please refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

                                     CUSTODIAN

          We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


                                FINANCIAL STATEMENTS

          The Financial Statements of Sun Life of Canada (U.S.) for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                     [FINANCIAL STATEMENTS OF VARIABLE ACCOUNT F]

                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                     ANNUITY SERVICE MAILING ADDRESS:
                     C/O RETIREMENT PRODUCTS AND SERVICES
                     P.O. BOX 9133
                     BOSTON, MASSACHUSETTS  02117

                     TELEPHONE:
                     Toll Free (888) 786-2435
                     In Massachusetts (617) 348-9600

                     GENERAL DISTRIBUTOR
                     Clarendon Insurance Agency, Inc.
                     One Sun Life Executive Park
                     Wellesley Hills, Massachusetts  02481

                     AUDITORS
                     Deloitte Touche LLP
                     125 Summer Street
                     Boston, Massachusetts  02110

                                       PART C

                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) The following Financial Statements are included in the Registration Statement:

          Included in Part A:

             A. Condensed Financial Information - Accumulation Unit Values. (To be provided by amendment)

             B. Financial Statements of the Registrant (To be provided by amendment):

                       1.     Statement of Condition, December 31, 1998;
                       2.     Statement of Operations, Year Ended December 31,
                              1998;
                       3. Statements of Changes in Net Assets, Years Ended December 31, 1998 and December 31, 1997;
                       4.     Notes to Financial Statements; and
                       5.     Independent Auditors' Report.

             C. Financial Statements of the Depositor (To be provided by amendment):

                       1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1998 and 1997;
                       2. Statutory Statements of Operations, Years Ended December 31, 1998, 1997 and 1996;
                       3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1998, 1997 and 1996;
                       4. Statutory Statements of Cash Flow, Years Ended December 31, 1998, 1997 and 1996;
                       5.     Notes to Statutory Financial Statements; and
                       6.     Independent Auditors' Report.

         (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

              (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14,
                              1997);

              (2)             Not Applicable;

              (3)(a) Distribution Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

                 (b)(i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998);

                 (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16,
                              1998); and

                 (b)(iii) Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

              (4)(a)(i) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta
                              Gold) (Filed as Exhibit 4(a) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628);

                 (a)(ii) Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta Platinum (Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2,
                              1998);

                 (b)(i) Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a)(i) (Filed as Exhibit 4(b) to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-4, File No 33-41628;

                 (b)(ii) Form of Certificate (MFS Regatta Platinum) to be issued in connection with Contract filed as
                              Exhibit 4(a)(ii) (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2,
                              1998);

              (5)(a)(i) Form of Application to be used with the annuity contract filed as Exhibit 4(a)(i) (Filed as Exhibit 5(a) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628;

                 (a)(ii) Form of Application to be used with the annuity contract filed as Exhibit 4(a) (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628, filed on March 2, 1998);

                 (b)(i) Form of Application to be used with the Certificate filed as Exhibit 4(b)(i) (Filed as
                              Exhibit 5 (b) to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on Form N-4, File No. 33-41628);

                 (b)(ii) Form of Application to be used with the Certificate filed as Exhibit 4(b) (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on Form N-4, File 33-41628, filed on March 2, 1998);

              (6) Certificate of Incorporation and By-laws of the depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to the Registration Statement of the Depositor on Form S-1, File No. 333-37907, filed on October 14,
                              1997);

              (7)             Not Applicable;

              (8)             None;

              (9) Opinion of Counsel and Consent to its use as to the legality of the securities being registered (Previously filed).

             (10) Consent of Deloitte & Touche, LLP (To be filed by amendment);

             (11) Financial Statement Schedules I and VI (To be filed by amendment);

             (12)             Not Applicable;

             (13) Schedule for Computation of Performance Quotations (To be filed by amendment);

             (14)             Not Applicable; and

             (15)             Powers of Attorney

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          Donald A. Stewart                  Chairman and Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          C. James Prieur                    President and Director
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          John D. McNeil                     Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          David D. Horn                      Director
          Strong Road
          New Vineyard, ME 04956

          John S. Lane                       Director
          150 King Street West
          Toronto, Ontario
          Canada M5H 1J9

          Richard B. Bailey                  Director
          63 Atlantic Avenue
          Boston, MA 02116

          M. Colyer Crum                     Director
          104 Westcliff Street
          Weston, MA 02193

          Angus A. MacNaughton               Director
          Metro Tower, Suite 1170
          950 Tower Lane
          Foster City, CA 94404

          S. Caesar Raboy                    Director
          200 Boylston Street
          Boston, MA 02116

          Name and                           Principal Positions and Offices
          Business Address                   with Depositor
          ----------------                   --------------

          L. Brock Thomson                   Vice President and Treasurer
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Robert P. Vrolyk                   Vice President, Finance and Actuary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          James M.A. Anderson                Vice President, Investments
          One Sun Life Executive Park
          Wellesley Hills, MA 02481

          Peter F. Demuth                    Vice President and Chief Counsel
          One Sun Life Executive Park        and Assistant Secretary
          Wellesley Hills, MA 02481

          Ellen B. King                      Secretary
          One Sun Life Executive Park
          Wellesley Hills, MA 02481


         Cheryl L. Lamie                     Assistant Secretary
         One Sun Life Executive Park
         Wellesley Hills, MA 02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                                Percent of
                                                       State or Country         Ownership
                                                       or Jurisdiction          of Voting
                                                       of Incorporation         Securities
                                                       ----------------         ----------
Sun Life Assurance Company of Canada                   Canada
------------------------------------------------------------------------------------------
Sun Life Assurance Company of Canada -
U.S. Operations Holdings, Inc.............             Delaware                 100%
Sun Life Assurance Company of Canada
(U.K.) Limited ...........................             United Kingdom           100%
Sun Life of Canada Investment Management
Limited ..................................             Canada                   100%
Sun Life of Canada Benefit Management
Limited ..................................             Canada                   100%
Spectrum United Holdings, Inc.............             Canada                   100%
Sun Canada Financial Co...................             Delaware                 100%
Sun Life of Canada (U.S.) Holdings, Inc.               Delaware                   0%*
Sun Life of Canada (U.S.) Financial Services
    Holdings, Inc.........................             Delaware                   0%*
Sun Life Assurance Company of Canada (U.S.)            Delaware                   0%**
Sun Life Insurance and Annuity Company of
    New York .............................             New York                   0%****
Sun Life of Canada (U.S.) Distributors, Inc....        Delaware                   0%****
Sun Benefit Services Company, Inc. .........           Delaware                   0%****
Sun Life of Canada (U.S.) SPE 97-1, Inc.....           Delaware                   0%****
Sun Life Information Services Ireland Limited          Republic of Ireland        0%****
Massachusetts Financial Services Company ...           Delaware                   0%***
New London Trust, F.S.B.....................           Federally Chartered        0%****
Clarendon Insurance Agency, Inc. ...........           Massachusetts              0%****
MFS Service Center, Inc.....................           Delaware                   0%*****
MFS/Sun Life Series Trust ..................           Massachusetts              0%******
Sun Capital Advisers, Inc. .................           Delaware                   0%****
MFS International, Ltd. ....................           Ireland                    0%*****
MFS Institutional Advisors, Inc. ...........           Delaware                   0%*****
MFS Fund Distributors, Inc. ................           Delaware                   0%*****
MFS Retirement Services, Inc. ..............           Delaware                   0%*****
Sun Life Financial Services Limited.........           Bermuda                    0%****



____________
     * 100% of the issued and outstanding voting securities of Sun Life Of Canada (U.S.) Holdings, Inc. and Sun Life of Canada (U.S.) Financial Services Holdings, Inc. is owned by Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.
    ** 100% of the issued and outstanding voting securities of Sun Life Assurance Company of Canada (U.S.) is owned by Sun Life of Canada (U.S.) Holdings, Inc.
   *** 93.6% of the issued and outstanding voting securities of Massachusetts Financial Services Company is owned by Sun Life of Canada (U.S.) Financial Services Holdings, Inc.

  **** 100% of the issued and outstanding voting securities of New London Trust, F.S.B., Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited, Sun Life of Canada (U.S.) SPE 97-1, Inc., Sun Life Information Services Ireland Limited, and Clarendon Insurance Agency, Inc. is owned by Sun Life Assurance Company of Canada (U.S.).

  ***** 100% of the issued and outstanding voting securities of MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. is owned by Massachusetts Financial Services Company.
 ****** 100% of the issued and outstanding voting securities of MFS/Sun Life Series Trust is owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada. None of the companies listed is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance
Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS:


     As of December 31, 1998, there were 51,964 qualified and 103,680 non-qualified Contracts issued by the Registrant.


Item 28. INDEMNIFICATION

     Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS


     (a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of the Registrant, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.





     Name and Principal                      Positions and Offices
     Business Address*                       with Underwriter
     ----------------                        ----------------
     Jane M. Mancini....................     President and Director
     Robert P. Vrolyk...................     Director
     James M.A. Anderson................     Director
     S. Caesar Raboy....................     Director
     C. James Prieur....................     Director
     L. Brock Thompson..................     Vice President and Treasurer
     Roy P. Creedon.....................     Secretary
     Donald E. Kaufman..................     Vice President
     Cynthia M. Orcutt..................     Vice President
     Laurie Lennox......................     Vice President
     Maura A. Murphy....................     Assistant Secretary
     Peter Marion.......................     Tax Officer




____________
* The principal business address of all directors and officers of the principal underwriter except Ms. Mancini and Ms. Lennox is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Ms. Mancini and Ms. Lennox is One Copley Place, Boston, Massachusetts 02116.

(a)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS



     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of the Sun Life Annuity Service Center at One Copley Place, Boston, Massachusetts 02116, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.



Item 31. MANAGEMENT SERVICES

     Not Applicable.

Item 32. UNDERTAKINGS


     Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


     The registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 22nd day of February, 1999.



                                SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                                (REGISTRANT)

                                SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                (DEPOSITOR)

                                By:  /s/ C. JAMES PRIEUR
                                     ----------------------------
                                     C. James Prieur
                                     President



Attest: /s/ ELLEN B. KING
------------------------
     Ellen B. King
     Secretary


      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.



SIGNATURES AND TITLE                                   DATE
--------------------------------------------     -----------------

/s/ C. JAMES PRIEUR
-------------------------------------------
C. James Prieur                                  February 22, 1999
President and Director
(Principal Executive Officer)

/s/ ROBERT P. VROLYK
-------------------------------------------
Robert P. Vrolyk                                 February 22, 1999
Vice President, Finance and Actuary
(Principal Financial and Accounting Officer)

* /s/ DONALD A. STEWART
-------------------------------------------
Donald A. Stewart                                February 22, 1999
Chairman and Director

* /s/ RICHARD B. BAILEY
-------------------------------------------
Richard B. Bailey                                February 22, 1999
Director




* By Edward M. Shea pursuant to Power of Attorney filed herewith.


SIGNATURES AND TITLE                               DATE
----------------------------------------     -----------------

* /s/ M. COLYER CRUM
----------------------------------------
M. Colyer Crum                               February 22, 1999
Director

* /s/ DAVID D. HORN
----------------------------------------
David D. Horn                                February 22, 1999
Director

* /s/ JOHN S. LANE
----------------------------------------
John S. Lane                                 February 22, 1999
Director

* /s/ ANGUS A. MACNAUGHTON
----------------------------------------
Angus A. MacNaughton                         February 22, 1999
Director

* /s/ JOHN D. MCNEIL
----------------------------------------
John D. McNeil                               February 22, 1999
Director

*/s/ S. CAESAR RABOY
----------------------------------------
S. Caesar Raboy                              February 22, 1999
Director




* By Edward M. Shea pursuant to Power of Attorney filed herewith.



                                      II-2